UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008— December 31, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|08

Annual report

Putnam VT
Diversified Income Fund

Putnam Investments

Putnam VT Diversified Income Fund

Putnam Investments is pleased to provide this annual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are pleased to announce several important changes to our equity fund lineup and portfolio management under President and Chief Executive Officer Robert L. Reynolds. Key among them is replacing the team management structure of Putnam equity funds with a more nimble decision-making process that vests full authority and responsibility with individual fund managers. In other moves aimed at achieving performance excellence, Putnam has bolstered its ranks of seasoned equity analysts with several important hires.

INVESTMENT OBJECTIVE
As high a level of current income as management believes is consistent with preservation of capital

PORTFOLIO
The fund invests across all sectors of the global bond markets and across the credit spectrum

NET ASSET VALUE	December 31, 2008
Class IA		$5.72
Class IB		$5.68

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 12/31/08)	IA Shares*	IB Shares†
1 year	-31.07%	-30.82%
5 years	-13.26	-13.83
Annualized	-2.81	-2.93
10 years	17.15	15.19
Annualized	1.60	1.42
Life	57.56	53.54
Annualized	3.02	2.84

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Class inception date: September 15, 1993.

†Class inception date: April 6, 1998. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

CREDIT QUALITY
Aaa	57.49%	Ba	11.65%
Aa	6.24%	B	10.60%
A	3.31%	Other	5.02%
Baa	5.69%

Portfolio composition and credit quality will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 12/31/08. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade.The chart reflects Moody’s ratings; percentages may include bonds not rated by Moody’s but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The past 12 months included the most volatile period for the fixed-income credit markets that the portfolio managers have witnessed in 20 years, and some economic statistics posted near the end of 2008 were as negative as have been seen in a century. The period saw unprecedented price volatility, collapses of large financial institutions, and government intervention in the markets on a scale not seen since the 1930s. During the early months of the period, and again from mid-September through November 2008, investors indiscriminately fled even high-quality mortgage and credit instruments for government-backed U.S. Treasury bonds. Despite the managers’ emphasis on securities of higher quality and a continued cautious stance on duration (a measure of portfolio risk), the fund’s class IA shares had a loss of 31.07% at net asset value for the 12 months ended December 31, 2008. Beginning in late 2007 through early 2008, global credit markets grew increasingly illiquid, reaching the first of several subsequent low points with the collapse of Bear Stearns in March. Other factors contributing to market volatility earlier in the period included rapidly rising energy and commodity prices, although prices have since receded. In July came the government’s finan-cial rescue of the assets of the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

From a Wall Street perspective, September’s events were truly earthshaking, as financial pressure on major investment and commercial banks grew intense and market liquidity dried up. Meanwhile, short-term credit markets, notably the commercial paper market that businesses rely on to meet everyday business costs, went from somewhat illiquid to frozen during the fall. In a series of policy responses to the economic crisis, the Fed created several lending facilities in an attempt to restore a measure of liquidity to the credit markets. And federal lawmakers also approved the $700 billion Troubled Asset Relief Program (TARP) that authorized the U.S. Treasury to inject large sums of money into the financial system in another attempt to foster liquidity.

2

The fund holds significant weights to corporate and mortgage-related securities, all of which lagged in an environment where investors were highly concerned about safety. These exposures hurt performance. The fund benefited from its focus on steeper yield curves by emphasizing shorter-term securities and underweighting longer-term issues. To compensate for the increased risk of inflation that the managers anticipate worldwide, the fund is holding a significant position in inflation-linked strategies. In addition, because management believes that the market is presenting some of the best opportunities it has seen in two decades, at several points during recent periods of volatility, management increased the fund’s positions within high-quality mortgage and mortgage-backed securities with two- to five-year time horizons. Management believes it has done so without significantly increasing the portfolio’s credit risk going forward. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

The Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index.

FUND MANAGEMENT

The fund is managed Michael Atkin, Rob Bloemker, D. William Kohli, Kevin Murphy, and Paul Scanlon. Listed below are the Putnam Funds managed by these fund managers. They may also manage other retail mutual fund counterparts to the Putnam VT Funds discussed in this report or other accounts advised by Putnam Management or an affiliate.

Name	Funds Managed

Michael Atkin	VT Diversified Income Fund
Global Income Trust
Premier Income Trust
Master Intermediate Income Trust

Rob Bloemker	VT American Government Income Fund
VT Diversified Income Fund
VT Income Fund
Global Income Trust
U.S. Government Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust

Master Intermediate Income Trust
D. William Kohli	VT Diversified Income Fund
Global Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

Kevin Murphy	VT Diversified Income Fund
VT Income Fund
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

Paul Scanlon	VT Diversified Income Fund
VT High Yield Fund
High Yield Advantage Fund
Floating Rate Income Fund
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

3

Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2008 to December 31, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended December 31, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 12/31/08		ENDED 12/31/08

	Class IA	Class IB	Class IA	Class IB

VT Diversified Income Fund
Expenses paid per $1,000	$3.20	$4.28	$3.76	$5.03
Ending value (after expenses)	$719.50	$721.70	$1,021.42	$1,020.16
Annualized expense ratio*	0.74%	0.99%	0.74%	0.99%
Lipper peer group avg. expense ratio†	0.74%	0.99%	0.74%	0.99%

* For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

† Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average.The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce subaccount expenses.To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times and for different periods.The fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 12/31/08.

4

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused

5

their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT Diversified Income Fund	50th	36th

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not be applied to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in

6

increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

7

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT Diversified Income Fund	66th (51)	51st (50)	20th (40)
Lipper VP (Underlying Funds) — General Bond Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management

8

provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More Recent Peer Group Rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (December 31, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 12/31/08	period rank	period rank	period rank

Putnam VT Diversified Income Fund	99% (59/59)	96% (43/44)	87% (20/22)
Lipper VP (Underlying Funds) — General Bond Funds

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

9

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund’s portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Diversified Income Fund (the “fund”) at December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2009

10

Putnam VT Diversified Income Fund

The fund’s portfolio
12/31/08

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)*

Principal amount			Value

Banc of America Alternative Loan Trust
Ser. 06-7, Class A2, 5.707s, 2036		$3,781,000	$1,777,070
Banc of America Commercial
Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		148,000	96,622
Ser. 07-2, Class A2, 5.634s, 2049		439,000	338,647
Ser. 05-6, Class A2, 5.165s, 2047		980,000	830,310
Ser. 07-5, Class XW, Interest only
(IO), 0.44s, 2051		44,375,510	667,892
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	31,875
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	97,393
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.99s, 2036		2,674,741	1,257,128
Banc of America Large Loan 144A FRB
Ser. 05-MIB1, Class K, 3.195s, 2022		476,000	385,945
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 1.211s, 2037		2,992,381	193,009
Ser. 07-5A, IO, 1.55s, 2037		833,270	63,079
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2,
6 1/4s, 2036		2,008,535	702,987
FRB Ser. 06-6, Class 2A1,
5.892s, 2036		990,918	469,564
FRB Ser. 05-7, Class 23A1,
5.649s, 2035		1,836,484	860,464
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.186s, 2032		189,000	137,701
Ser. 07-PW17, Class A3,
5.736s, 2050		1,832,000	1,485,074
Bear Stearns Commercial Mortgage
Securities, Inc. 144A Ser. 07-PW18,
Class X1, IO, 0.057s, 2050		52,597,179	275,799
Broadgate Financing PLC sec. FRB
Ser. D, 7.078s, 2023
(United Kingdom)	GBP	275,125	120,373
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
6.198s, 2036		$1,314,568	621,076
IFB Ser. 07-6, Class 2A5, IO,
6.179s, 2037		1,267,893	85,583
FRB Ser. 06-AR7, Class 2A2A,
5.649s, 2036		2,653,075	1,193,884
Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 06-CD3, Class A4,
5.658s, 2048		94,000	65,397
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A Ser. 07-CD5,
Class XS, IO, 0.077s, 2044		30,692,721	105,054

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount		Value

Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO,
7.129s, 2034		$1,502,131	$62,315
Ser. 06-J8, Class A4, 6s, 2037		2,107,402	893,960
Ser. 07-HY5R, Class 2A1A,
5.544s, 2047		1,587,805	1,037,594
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.707s, 2035		3,119,723	1,559,862
Ser. 05-2, Class 2X, IO, 1.16s, 2035		1,979,297	27,061
Countrywide Home Loans 144A IFB
Ser. 05-R1, Class 1AS, IO, 4.549s, 2035		1,588,801	100,253
Credit Suisse Mortgage
Capital Certificates
FRB Ser. 07-C4, Class A2,
5.81s, 2039		711,000	510,709
Ser. 07-C5, Class A3, 5.694s, 2040		9,180,000	5,930,594
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class C, 1.071s, 2017		179,000	117,227
CS First Boston Mortgage Securities
Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,160,835
Ser. 98-C1, Class F, 6s, 2040		758,000	151,600
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	22,000
FRB Ser. 05-TFLA, Class L,
3.045s, 2020		534,000	240,300
Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1, Class X,
IO, 0.617s, 2031		2,438,082	47,875
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031		226,150	113,075
DLJ Commercial Mortgage Corp.
144A Ser. 98-CF2, Class B5,
5.95s, 2031		723,280	289,312
European Loan Conduit 144A
FRB Ser. 22A, Class D, 6.788s,
2014 (Ireland)	GBP	371,000	162,320
European Prime Real Estate PLC
144A FRB Ser. 1-A, Class D,
6.788s, 2014 (United Kingdom)	GBP	198,677	57,950
Fannie Mae
IFB Ser. 06-70, Class SM,
50.819s, 2036		$143,982	195,827
IFB Ser. 07-1, Class NR,
43.919s, 2037		746,728	844,997
IFB Ser. 06-62, Class PS,
37.073s, 2036		374,296	489,631
IFB Ser. 06-76, Class QB,
36.773s, 2036		1,052,385	1,372,609
IFB Ser. 06-63, Class SP,
36.473s, 2036		1,155,558	1,477,900
IFB Ser. 07-W7, Class 1A4,
36.353s, 2037		415,465	477,785
IFB Ser. 06-104, Class GS,
32.167s, 2036		234,319	286,333

11

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-60, Class TK,
26.715s, 2036	$327,763	$390,377
IFB Ser. 05-25, Class PS,
26.087s, 2035	549,223	637,247
IFB Ser. 05-115, Class NQ,
23.17s, 2036	184,837	204,711
IFB Ser. 05-74, Class CP,
23.022s, 2035	326,500	349,075
IFB Ser. 06-27, Class SP,
22.839s, 2036	513,498	594,295
IFB Ser. 06-8, Class HP,
22.839s, 2036	551,170	628,381
IFB Ser. 06-8, Class WK,
22.839s, 2036	882,470	998,665
IFB Ser. 05-99, Class SA,
22.839s, 2035	381,248	435,082
IFB Ser. 06-60, Class CS,
22.362s, 2036	549,821	607,607
IFB Ser. 05-95, Class OP,
18.9s, 2035	240,834	236,379
IFB Ser. 05-74, Class CS,
18.724s, 2035	372,579	410,414
IFB Ser. 05-114, Class SP,
18.284s, 2036	231,146	242,107
IFB Ser. 05-83, Class QP,
16.169s, 2034	133,877	139,572
Ser. 383, Class 90, IO, 8s, 2037	73,440	8,245
Ser. 02-T4, Class A3, 7 1/2s, 2041	513	540
Ser. 01-T3, Class A1, 7 1/2s, 2040	105,034	110,581
Ser. 01-T1, Class A1, 7 1/2s, 2040	312,369	328,866
Ser. 99-T2, Class A1, 7 1/2s, 2039	123,367	129,304
Ser. 386, Class 26, IO, 7 1/2s, 2038	106,267	10,668
Ser. 386, Class 27, IO, 7 1/2s, 2037	75,108	7,653
Ser. 386, Class 28, IO, 7 1/2s, 2037	77,521	7,690
Ser. 383, Class 88, IO, 7 1/2s, 2037	114,836	12,120
Ser. 383, Class 89, IO, 7 1/2s, 2037	89,304	11,714
Ser. 383, Class 87, IO, 7 1/2s, 2037	142,336	14,233
IFB Ser. 07-W6, Class 6A2, IO,
7.329s, 2037	682,002	59,675
IFB Ser. 06-90, Class SE, IO,
7.329s, 2036	1,685,597	162,337
IFB Ser. 04-51, Class XP, IO,
7.229s, 2034	1,790,774	132,699
IFB Ser. 03-66, Class SA, IO,
7.179s, 2033	645,610	52,800
IFB Ser. 08-7, Class SA, IO,
7.079s, 2038	3,751,280	384,322
Ser. 386, Class 24, IO, 7s, 2038	91,922	8,818
Ser. 386, Class 25, IO, 7s, 2038	97,989	9,295
Ser. 386, Class 22, IO, 7s, 2038	126,393	17,375
Ser. 386, Class 21, IO, 7s, 2037	142,536	13,368
Ser. 386, Class 23, IO, 7s, 2037	140,024	13,469

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
Ser. 383, Class 84, IO, 7s, 2037	$131,424	$18,913
Ser. 383, Class 85, IO, 7s, 2037	84,004	12,173
Ser. 383, Class 86, IO, 7s, 2037	79,190	10,265
Ser. 383, Class 79, IO, 7s, 2037	131,445	18,512
Ser. 383, Class 80, IO, 7s, 2037	291,690	24,794
Ser. 383, Class 81, IO, 7s, 2037	159,837	22,009
Ser. 383, Class 82, IO, 7s, 2037	157,467	22,454
Ser. 383, Class 83, IO, 7s, 2037	133,480	19,104
IFB Ser. 07-W6, Class 5A2, IO,
6.819s, 2037	1,049,471	81,964
IFB Ser. 07-W2, Class 3A2, IO,
6.809s, 2037	947,478	73,998
IFB Ser. 06-115, Class BI, IO,
6.789s, 2036	971,043	82,974
IFB Ser. 05-113, Class AI, IO,
6.759s, 2036	531,399	48,005
IFB Ser. 05-113, Class DI, IO,
6.759s, 2036	813,358	65,435
IFB Ser. 08-36, Class YI, IO,
6.729s, 2036	1,612,743	134,669
IFB Ser. 06-60, Class SI, IO,
6.679s, 2036	1,011,825	86,612
IFB Ser. 06-60, Class UI, IO,
6.679s, 2036	409,908	36,387
IFB Ser. 04-24, Class CS, IO,
6.679s, 2034	255,831	24,286
IFB Ser. 07-W7, Class 3A2, IO,
6.659s, 2037	1,399,029	154,942
IFB Ser. 06-60, Class DI, IO,
6.599s, 2035	1,232,809	96,282
IFB Ser. 03-130, Class BS, IO,
6.579s, 2033	2,188,834	169,503
IFB Ser. 03-34, Class WS, IO,
6.529s, 2029	2,088,209	150,959
IFB Ser. 08-10, Class LI, IO,
6.509s, 2038	2,103,272	174,782
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,153,745	98,068
Ser. 386, Class 19, IO, 6 1/2s, 2038	135,624	12,917
Ser. 386, Class 17, IO, 6 1/2s, 2037	209,691	17,824
Ser. 386, Class 16, IO, 6 1/2s, 2037	144,138	15,313
Ser. 383, Class 60, IO, 6 1/2s, 2037	665,312	63,205
Ser. 383, Class 62, IO, 6 1/2s, 2037	186,209	17,044
Ser. 383, Class 69, IO, 6 1/2s, 2037	106,025	13,619
Ser. 383, Class 63, IO, 6 1/2s, 2037	145,370	14,483
Ser. 383, Class 64, IO, 6 1/2s, 2037	267,093	24,706
Ser. 383, Class 67, IO, 6 1/2s, 2037	141,671	15,429
Ser. 383, Class 68, IO, 6 1/2s, 2037	87,605	9,061
Ser. 383, Class 58, IO, 6 1/2s, 2037	308,337	25,839
Ser. 383, Class 59, IO, 6 1/2s, 2037	196,203	17,939
Ser. 383, Class 61, IO, 6 1/2s, 2037	155,762	16,295
Ser. 383, Class 65, IO, 6 1/2s, 2037	185,873	19,163
Ser. 383, Class 66, IO, 6 1/2s, 2037	190,128	18,483

12

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
Ser. 383, Class 72, IO, 6 1/2s, 2037	$744,145	$63,252
Ser. 383, Class 77, IO, 6 1/2s, 2037	112,332	12,345
Ser. 383, Class 78, IO, 6 1/2s, 2037	115,438	15,085
Ser. 383, Class 73, IO, 6 1/2s, 2037	254,654	21,646
Ser. 383, Class 76, IO, 6 1/2s, 2037	154,759	15,588
Ser. 383, Class 70, IO, 6 1/2s, 2037	390,291	33,175
Ser. 383, Class 74, IO, 6 1/2s, 2037	210,649	17,905
Ser. 383, Class 71, IO, 6 1/2s, 2036	165,398	17,300
Ser. 383, Class 75, IO, 6 1/2s, 2036	133,444	12,324
Ser. 383, Class 101, IO, 6 1/2s, 2022	69,273	6,301
IFB Ser. 07-39, Class LI, IO,
6.299s, 2037	1,143,235	109,945
IFB Ser. 07-23, Class SI, IO,
6.299s, 2037	287,217	21,730
IFB Ser. 07-54, Class CI, IO,
6.289s, 2037	987,610	77,630
IFB Ser. 07-39, Class PI, IO,
6.289s, 2037	634,647	47,070
IFB Ser. 07-30, Class WI, IO,
6.289s, 2037	5,704,903	427,982
IFB Ser. 07-28, Class SE, IO,
6.279s, 2037	180,190	14,022
IFB Ser. 07-22, Class S, IO,
6.279s, 2037	15,648,968	1,261,307
IFB Ser. 06-128, Class SH, IO,
6.279s, 2037	695,937	53,528
IFB Ser. 06-56, Class SM, IO,
6.279s, 2036	958,428	74,870
IFB Ser. 05-90, Class SP, IO,
6.279s, 2035	499,858	41,653
IFB Ser. 05-12, Class SC, IO,
6.279s, 2035	622,319	61,609
IFB Ser. 07-W5, Class 2A2, IO,
6.269s, 2037	388,763	32,073
IFB Ser. 07-30, Class IE, IO,
6.269s, 2037	1,945,908	200,263
IFB Ser. 06-123, Class CI, IO,
6.269s, 2037	1,656,477	128,198
IFB Ser. 06-123, Class UI, IO,
6.269s, 2037	1,786,483	142,919
IFB Ser. 07-15, Class BI, IO,
6.229s, 2037	2,988,368	236,368
IFB Ser. 06-126, Class CS, IO,
6.229s, 2037	1,298,555	97,911
IFB Ser. 06-16, Class SM, IO,
6.229s, 2036	1,837,707	155,707
IFB Ser. 05-95, Class CI, IO,
6.229s, 2035	869,685	79,054
IFB Ser. 05-84, Class SG, IO,
6.229s, 2035	1,422,945	118,247
IFB Ser. 05-57, Class NI, IO,
6.229s, 2035	355,204	32,442

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-29, Class SX, IO,
6.229s, 2035	$1,165,993	$97,236
IFB Ser. 05-57, Class DI, IO,
6.229s, 2035	622,567	47,875
IFB Ser. 04-92, Class S, IO,
6.229s, 2034	2,793,074	218,139
IFB Ser. 06-104, Class EI, IO,
6.219s, 2036	1,071,977	108,488
IFB Ser. 05-83, Class QI, IO,
6.219s, 2035	235,968	23,098
IFB Ser. 06-128, Class GS, IO,
6.209s, 2037	1,107,427	85,038
IFB Ser. 06-114, Class IS, IO,
6.179s, 2036	775,922	58,425
IFB Ser. 06-116, Class ES, IO,
6.179s, 2036	145,085	11,282
IFB Ser. 04-92, Class SQ, IO,
6.179s, 2034	1,160,878	100,464
IFB Ser. 06-115, Class IE, IO,
6.169s, 2036	604,654	57,899
IFB Ser. 06-117, Class SA, IO,
6.169s, 2036	901,093	68,380
IFB Ser. 06-121, Class SD, IO,
6.169s, 2036	112,992	8,542
IFB Ser. 06-109, Class SG, IO,
6.159s, 2036	266,065	21,126
IFB Ser. 06-104, Class SY, IO,
6.149s, 2036	237,960	18,287
IFB Ser. 06-109, Class SH, IO,
6.149s, 2036	777,751	68,514
IFB Ser. 06-111, Class SA, IO,
6.149s, 2036	6,396,885	489,317
IFB Ser. 07-W6, Class 4A2, IO,
6.129s, 2037	4,343,667	334,028
IFB Ser. 06-128, Class SC, IO,
6.129s, 2037	949,416	72,345
IFB Ser. 06-43, Class SI, IO,
6.129s, 2036	1,448,352	111,158
IFB Ser. 06-8, Class JH, IO,
6.129s, 2036	3,039,240	237,729
IFB Ser. 05-122, Class SG, IO,
6.129s, 2035	900,371	89,308
IFB Ser. 05-95, Class OI, IO,
6.119s, 2035	134,634	15,906
IFB Ser. 06-92, Class LI, IO,
6.109s, 2036	892,222	66,843
IFB Ser. 06-99, Class AS, IO,
6.109s, 2036	382,960	30,407
IFB Ser. 06-98, Class SQ, IO,
6.099s, 2036	11,175,867	844,896
IFB Ser. 06-85, Class TS, IO,
6.089s, 2036	2,054,161	158,031
IFB Ser. 07-75, Class PI, IO,
6.069s, 2037	1,124,567	87,698

13

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class MI, IO,
6.049s, 2037	$321,170	$39,196
IFB Ser. 07-103, Class AI, IO,
6.029s, 2037	4,297,190	305,015
IFB Ser. 07-15, Class NI, IO,
6.029s, 2022	1,732,567	126,651
Ser. 389, Class 6, IO, 6s, 2038	182,176	15,485
Ser. 08-76, Class JI, IO, 6s, 2038	1,286,325	118,985
Ser. 386, Class 10, IO, 6s, 2038	102,313	10,549
Ser. 386, Class 11, IO, 6s, 2038	90,850	11,684
Ser. 383, Class 41, IO, 6s, 2038	1,128,980	95,963
Ser. 383, Class 42, IO, 6s, 2038	816,386	69,393
Ser. 383, Class 43, IO, 6s, 2038	737,305	62,671
Ser. 383, Class 44, IO, 6s, 2038	673,783	57,272
Ser. 383, Class 45, IO, 6s, 2038	519,729	44,177
Ser. 383, Class 46, IO, 6s, 2038	450,974	38,333
Ser. 383, Class 47, IO, 6s, 2038	399,583	33,965
Ser. 383, Class 48, IO, 6s, 2038	358,683	33,178
Ser. 383, Class 52, IO, 6s, 2038	145,256	14,673
Ser. 386, Class 9, IO, 6s, 2038	645,684	54,883
Ser. 383, Class 28, IO, 6s, 2038	1,354,190	125,263
Ser. 383, Class 29, IO, 6s, 2038	1,217,558	112,624
Ser. 383, Class 30, IO, 6s, 2038	899,178	83,174
Ser. 383, Class 31, IO, 6s, 2038	792,772	73,331
Ser. 383, Class 32, IO, 6s, 2038	615,664	56,949
Ser. 383, Class 33, IO, 6s, 2038	526,231	48,676
Ser. 383, Class 37, IO, 6s, 2038	204,337	18,865
Ser. 386, Class 7, IO, 6s, 2038	794,622	72,470
Ser. 383, Class 34, IO, 6s, 2037	212,928	19,696
Ser. 383, Class 35, IO, 6s, 2037	175,400	16,294
Ser. 383, Class 36, IO, 6s, 2037	138,239	13,583
Ser. 383, Class 38, IO, 6s, 2037	86,588	8,002
Ser. 383, Class 50, IO, 6s, 2037	244,633	20,794
Ser. 386, Class 6, IO, 6s, 2037	380,650	31,898
Ser. 383, Class 49, IO, 6s, 2037	183,729	18,392
Ser. 383, Class 51, IO, 6s, 2037	189,358	18,923
Ser. 383, Class 53, IO, 6s, 2037	83,704	8,396
Ser. 383, Class 57, IO, 6s, 2037	116,263	14,961
Ser. 383, Class 100, IO, 6s, 2022	74,081	5,715
Ser. 383, Class 98, IO, 6s, 2022	196,719	17,268
Ser. 383, Class 99, IO, 6s, 2022	86,125	7,384
IFB Ser. 07-106, Class SM, IO,
5.989s, 2037	2,598,457	199,549
IFB Ser. 08-3, Class SC, IO,
5.979s, 2038	1,716,222	160,963
IFB Ser. 07-109, Class XI, IO,
5.979s, 2037	767,481	68,018
IFB Ser. 07-109, Class YI, IO,
5.979s, 2037	937,956	71,325
IFB Ser. 07-W8, Class 2A2, IO,
5.979s, 2037	1,885,826	131,389

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class JI, IO,
5.979s, 2037	$1,129,824	$84,587
IFB Ser. 06-79, Class SH, IO,
5.979s, 2036	1,825,138	190,849
IFB Ser. 07-54, Class KI, IO,
5.969s, 2037	479,879	33,864
IFB Ser. 07-30, Class JS, IO,
5.969s, 2037	1,740,582	135,939
IFB Ser. 07-30, Class LI, IO,
5.969s, 2037	1,849,478	157,298
IFB Ser. 07-W2, Class 1A2, IO,
5.959s, 2037	839,663	58,106
IFB Ser. 07-106, Class SN, IO,
5.939s, 2037	1,107,603	83,654
IFB Ser. 07-54, Class IA, IO,
5.939s, 2037	859,423	62,753
IFB Ser. 07-54, Class IB, IO,
5.939s, 2037	859,423	62,753
IFB Ser. 07-54, Class IC, IO,
5.939s, 2037	859,423	62,753
IFB Ser. 07-54, Class ID, IO,
5.939s, 2037	859,423	62,753
IFB Ser. 07-54, Class IE, IO,
5.939s, 2037	859,423	62,753
IFB Ser. 07-54, Class IF, IO,
5.939s, 2037	1,384,345	117,240
IFB Ser. 07-54, Class NI, IO,
5.939s, 2037	843,599	60,391
IFB Ser. 07-54, Class UI, IO,
5.939s, 2037	1,292,283	64,420
IFB Ser. 07-91, Class AS, IO,
5.929s, 2037	738,234	56,770
IFB Ser. 07-91, Class HS, IO,
5.929s, 2037	793,046	64,962
IFB Ser. 07-15, Class CI, IO,
5.909s, 2037	3,080,788	223,517
IFB Ser. 06-115, Class JI, IO,
5.909s, 2036	2,239,610	174,914
IFB Ser. 07-109, Class PI, IO,
5.879s, 2037	1,161,491	82,552
IFB Ser. 06-123, Class LI, IO,
5.849s, 2037	1,493,878	112,922
IFB Ser. 08-1, Class NI, IO,
5.779s, 2037	1,881,365	125,863
IFB Ser. 08-10, Class GI, IO,
5.759s, 2038	1,107,830	67,112
IFB Ser. 08-13, Class SA, IO,
5.749s, 2038	5,227,164	386,946
IFB Ser. 07-39, Class AI, IO,
5.649s, 2037	1,605,369	120,563
IFB Ser. 07-32, Class SD, IO,
5.639s, 2037	1,022,037	79,088
IFB Ser. 07-30, Class UI, IO,
5.629s, 2037	835,304	56,378

14

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-32, Class SC, IO,
5.629s, 2037	$1,464,313	$100,840
IFB Ser. 07-1, Class CI, IO,
5.629s, 2037	972,627	66,153
IFB Ser. 05-74, Class SE, IO,
5.629s, 2035	983,664	67,001
IFB Ser. 05-14, Class SE, IO,
5.579s, 2035	653,631	43,891
Ser. 383, Class 18, IO, 5 1/2s, 2038	716,182	68,037
Ser. 383, Class 19, IO, 5 1/2s, 2038	652,596	61,997
Ser. 383, Class 25, IO, 5 1/2s, 2038	111,629	10,882
Ser. 386, Class 4, IO, 5 1/2s, 2037	161,852	19,096
Ser. 386, Class 5, IO, 5 1/2s, 2037	103,260	13,230
Ser. 383, Class 15, IO, 5 1/2s, 2037	99,123	10,783
Ser. 383, Class 4, IO, 5 1/2s, 2037	999,536	94,956
Ser. 383, Class 5, IO, 5 1/2s, 2037	634,924	60,318
Ser. 383, Class 6, IO, 5 1/2s, 2037	570,549	54,202
Ser. 383, Class 7, IO, 5 1/2s, 2037	561,791	53,370
Ser. 383, Class 8, IO, 5 1/2s, 2037	228,344	21,693
Ser. 383, Class 9, IO, 5 1/2s, 2037	218,072	20,717
Ser. 383, Class 20, IO, 5 1/2s, 2037	405,106	39,498
Ser. 383, Class 21, IO, 5 1/2s, 2037	383,317	37,373
Ser. 383, Class 22, IO, 5 1/2s, 2037	259,463	25,298
Ser. 383, Class 23, IO, 5 1/2s, 2037	233,869	22,802
Ser. 383, Class 24, IO, 5 1/2s, 2037	162,997	16,639
Ser. 383, Class 26, IO, 5 1/2s, 2037	120,351	13,420
Ser. 383, Class 95, IO, 5 1/2s, 2022	313,219	24,274
Ser. 383, Class 97, IO, 5 1/2s, 2022	131,776	10,085
Ser. 383, Class 94, IO, 5 1/2s, 2022	159,066	16,993
Ser. 383, Class 96, IO, 5 1/2s, 2022	170,398	14,111
IFB Ser. 08-1, Class BI, IO,
5.439s, 2038	2,636,915	168,090
IFB Ser. 07-75, Class ID, IO,
5.399s, 2037	1,255,249	83,392
Ser. 383, Class 2, IO, 5s, 2037	107,759	15,142
Ser. 383, Class 92, IO, 5s, 2022	137,574	14,457
Ser. 383, Class 93, IO, 5s, 2022	83,241	6,417
Ser. 03-W17, Class 12, IO,
1.148s, 2033	1,615,841	42,967
Ser. 00-T6, IO, 0.769s, 2030	2,611,653	51,299
Ser. 03-W10, Class 3A, IO,
0.661s, 2043	2,799,788	26,155
Ser. 03-W10, Class 1A, IO,
0.618s, 2043	2,373,003	18,277
Ser. 02-T18, IO, 0.513s, 2042	4,420,377	54,363
Ser. 06-56, Class XF, zero %, 2036	75,092	70,908
Ser. 99-51, Class N, Principal only
(PO), zero %, 2029	48,021	40,125
Ser. 07-15, Class IM, IO,
zero %, 2009	828,276	622

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
Ser. 07-16, Class TS, IO,
zero %, 2009	$3,444,843	$2,793
FRB Ser. 05-91, Class EF,
zero %, 2035	59,959	56,894
FRB Ser. 06-54, Class CF,
zero %, 2035	99,561	96,454
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO,
7.629s, 2043	553,345	71,935
Ser. T-58, Class 4A, 7 1/2s, 2043	2,261	2,353
Ser. T-57, Class 1AX, IO,
0.45s, 2043	1,282,789	11,726
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class X, IO, 1.314s, 2020	4,209,178	102,956
First Chicago Lennar Trust 144A
Ser. 97-CHL1, Class E, 8.012s, 2039	236,519	234,154
First Union Commercial Mortgage
Trust 144A Ser. 99-C1, Class G,
5.35s, 2035	351,000	34,901
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class G, 7 1/2s, 2029	447,000	201,150
Freddie Mac
IFB Ser. 3393, Class JS,
24.264s, 2032	497,997	534,949
IFB Ser. 3182, Class PS,
23.82s, 2032	281,521	343,255
IFB Ser. 3182, Class SP,
23.82s, 2032	330,007	357,405
IFB Ser. 3081, Class DC,
23.782s, 2035	316,940	363,063
IFB Ser. 3211, Class SI, IO,
22.641s, 2036	309,094	130,410
IFB Ser. 3114, Class GK,
21.62s, 2036	221,420	257,381
IFB Ser. 2979, Class AS,
19.892s, 2034	140,046	152,723
IFB Ser. 3149, Class SU,
16.376s, 2036	309,402	329,031
IFB Ser. 3065, Class DC,
16.275s, 2035	520,303	553,093
IFB Ser. 3012, Class FS,
13.888s, 2035	411,076	422,891
IFB Ser. 3184, Class SP, IO,
6.155s, 2033	1,524,839	123,369
IFB Ser. 239, IO, 6.005s, 2036	1,638,467	96,424
IFB Ser. 2882, Class LS, IO,
6.005s, 2034	492,195	40,284
IFB Ser. 3203, Class SH, IO,
5.945s, 2036	874,469	72,384
IFB Ser. 2594, Class SE, IO,
5.855s, 2030	276,050	16,343

15

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 2828, Class TI, IO,
5.855s, 2030	$435,683	$35,308
IFB Ser. 3397, Class GS, IO,
5.805s, 2037	686,765	58,453
IFB Ser. 3297, Class BI, IO,
5.565s, 2037	2,777,656	218,365
IFB Ser. 3287, Class SD, IO,
5.555s, 2037	978,762	76,196
IFB Ser. 3281, Class BI, IO,
5.555s, 2037	491,593	41,069
IFB Ser. 3281, Class CI, IO,
5.555s, 2037	485,882	39,821
IFB Ser. 3249, Class SI, IO,
5.555s, 2036	435,817	47,481
IFB Ser. 3028, Class ES, IO,
5.555s, 2035	1,451,568	122,904
IFB Ser. 3042, Class SP, IO,
5.555s, 2035	733,331	70,174
IFB Ser. 3045, Class DI, IO,
5.535s, 2035	2,691,190	197,523
IFB Ser. 3236, Class ES, IO,
5.505s, 2036	84,953	6,998
IFB Ser. 3136, Class NS, IO,
5.505s, 2036	644,866	50,935
IFB Ser. 2950, Class SM, IO,
5.505s, 2016	359,739	32,569
IFB Ser. 3256, Class S, IO,
5.495s, 2036	1,678,027	139,444
IFB Ser. 3031, Class BI, IO,
5.495s, 2035	468,896	43,305
IFB Ser. 3370, Class TS, IO,
5.475s, 2037	3,173,664	272,985
IFB Ser. 3244, Class SB, IO,
5.465s, 2036	702,235	59,398
IFB Ser. 3244, Class SG, IO,
5.465s, 2036	818,760	62,715
IFB Ser. 3236, Class IS, IO,
5.455s, 2036	1,376,418	103,231
IFB Ser. 3033, Class SG, IO,
5.455s, 2035	767,534	63,634
IFB Ser. 3114, Class TS, IO,
5.455s, 2030	2,732,728	218,274
IFB Ser. 3128, Class JI, IO,
5.435s, 2036	290,910	23,447
IFB Ser. 3240, Class S, IO,
5.425s, 2036	2,571,989	186,449
IFB Ser. 3229, Class BI, IO,
5.425s, 2036	91,538	6,844
IFB Ser. 3153, Class JI, IO,
5.425s, 2036	1,288,677	94,202
IFB Ser. 3065, Class DI, IO,
5.425s, 2035	360,557	32,114
IFB Ser. 3145, Class GI, IO,
5.405s, 2036	238,503	19,820

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3218, Class AS, IO,
5.385s, 2036	$921,004	$66,080
IFB Ser. 3221, Class SI, IO,
5.385s, 2036	1,113,501	80,221
IFB Ser. 3424, Class XI, IO,
5 3/8s, 2036	1,847,670	152,381
IFB Ser. 3202, Class PI, IO,
5.345s, 2036	3,095,330	226,847
IFB Ser. 3355, Class MI, IO,
5.305s, 2037	780,369	58,798
IFB Ser. 3201, Class SG, IO,
5.305s, 2036	1,420,325	130,187
IFB Ser. 3203, Class SE, IO,
5.305s, 2036	1,272,444	110,664
IFB Ser. 3238, Class LI, IO,
5.295s, 2036	938,273	74,443
IFB Ser. 3171, Class PS, IO,
5.29s, 2036	1,186,971	94,245
IFB Ser. 3152, Class SY, IO,
5.285s, 2036	2,302,721	208,834
IFB Ser. 3366, Class SA, IO,
5.255s, 2037	1,724,772	128,849
IFB Ser. 3284, Class BI, IO,
5.255s, 2037	810,701	62,501
IFB Ser. 3260, Class SA, IO,
5.255s, 2037	842,405	55,730
IFB Ser. 3199, Class S, IO,
5.255s, 2036	2,083,421	165,653
IFB Ser. 3284, Class LI, IO,
5.245s, 2037	2,503,551	177,181
IFB Ser. 3281, Class AI, IO,
5.235s, 2037	3,130,692	256,498
IFB Ser. 3311, Class EI, IO,
5.215s, 2037	955,087	71,849
IFB Ser. 3311, Class IA, IO,
5.215s, 2037	1,315,770	111,340
IFB Ser. 3311, Class IB, IO,
5.215s, 2037	1,315,770	111,340
IFB Ser. 3311, Class IC, IO,
5.215s, 2037	1,315,770	111,340
IFB Ser. 3311, Class ID, IO,
5.215s, 2037	1,315,770	111,340
IFB Ser. 3311, Class IE, IO,
5.215s, 2037	1,980,051	167,552
IFB Ser. 3311, Class PI, IO,
5.215s, 2037	1,245,871	94,308
IFB Ser. 3375, Class MS, IO,
5.205s, 2037	4,900,668	365,021
IFB Ser. 3240, Class GS, IO,
5.185s, 2036	1,553,070	124,215
IFB Ser. 3257, Class SI, IO,
5 1/8s, 2036	673,575	50,496
IFB Ser. 3225, Class JY, IO,
5.095s, 2036	2,941,221	200,656

16

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3416, Class BI, IO,
5.055s, 2038	$3,654,936	$270,747
IFB Ser. 3339, Class TI, IO,
4.945s, 2037	1,925,275	149,709
IFB Ser. 3284, Class CI, IO,
4.925s, 2037	3,917,204	263,036
IFB Ser. 3016, Class SQ, IO,
4.915s, 2035	961,854	53,285
IFB Ser. 3397, Class SQ, IO,
4.775s, 2037	1,846,492	123,719
IFB Ser. 3226, Class YS, IO,
4.655s, 2036	2,691,986	57,089
IFB Ser. 3424, Class UI, IO,
4.565s, 2037	1,281,879	78,947
Ser. 3292, Class OA, PO,
zero %, 2037	103,361	81,790
Ser. 3300, PO, zero %, 2037	534,294	451,478
Ser. 3226, Class YI, IO, zero %, 2036	2,691,986	13,821
Ser. 3139, Class CO, PO,
zero %, 2036	73,630	66,900
Ser. 2587, Class CO, PO,
zero %, 2032	175,720	156,292
FRB Ser. 3345, Class TY,
zero %, 2037	159,153	157,810
FRB Ser. 3326, Class XF,
zero %, 2037	128,796	119,998
FRB Ser. 3235, Class TP,
zero %, 2036	55,261	52,702
FRB Ser. 3283, Class KF,
zero %, 2036	64,719	64,651
FRB Ser. 3226, Class YW,
zero %, 2036	250,682	236,474
FRB Ser. 3332, Class UA,
zero %, 2036	65,625	65,802
FRB Ser. 3251, Class TC,
zero %, 2036	633,872	582,643
FRB Ser. 3130, Class JF,
zero %, 2036	239,548	221,242
FRB Ser. 3326, Class WF,
zero %, 2035	127,547	112,649
FRB Ser. 3030, Class EF,
zero %, 2035	66,957	60,241
FRB Ser. 3412, Class UF,
zero %, 2035	351,724	320,651
FRB Ser. 2980, Class TY,
zero %, 2035	34,531	32,383
FRB Ser. 3112, Class XM,
zero %, 2034	41,019	39,536
GE Capital Commercial
Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.513s, 2033	134,000	95,366
Ser. 00-1, Class G, 6.131s, 2033	468,000	93,600

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

GMAC Commercial Mortgage
Securities, Inc. 144A Ser. 99-C3,
Class G, 6.974s, 2036	$418,345	$125,504
Government National
Mortgage Association
IFB Ser. 07-41, Class SA,
37.155s, 2037	91,717	113,962
IFB Ser. 07-51, Class SP,
36.435s, 2037	79,163	97,127
IFB Ser. 05-66, Class SP,
17.367s, 2035	306,205	317,285
Ser. 07-17, Class CI, IO,
7 1/2s, 2037	544,879	50,401
IFB Ser. 08-29, Class SA, IO,
7.273s, 2038	5,582,845	416,380
IFB Ser. 07-2, Class SA, IO,
6.873s, 2037	136,076	9,848
IFB Ser. 06-69, Class SI, IO,
6.873s, 2036	1,077,510	79,875
IFB Ser. 06-61, Class SM, IO,
6.873s, 2036	1,846,942	136,612
IFB Ser. 06-62, Class SI, IO,
6.873s, 2036	892,791	61,957
IFB Ser. 07-1, Class SL, IO,
6.853s, 2037	396,269	28,822
IFB Ser. 07-1, Class SM, IO,
6.843s, 2037	396,269	28,772
IFB Ser. 06-62, Class SA, IO,
6.833s, 2036	1,276,090	92,135
IFB Ser. 06-64, Class SB, IO,
6.833s, 2036	1,284,046	97,341
IFB Ser. 05-68, Class PU, IO,
6.793s, 2032	931,633	91,664
IFB Ser. 08-42, Class AI, IO,
6.65s, 2038	6,490,561	600,091
IFB Ser. 07-49, Class NY, IO,
6.593s, 2035	2,842,904	200,757
IFB Ser. 07-26, Class SG, IO,
6.343s, 2037	1,354,397	83,228
IFB Ser. 07-9, Class BI, IO,
6.313s, 2037	2,499,519	159,444
IFB Ser. 07-31, Class CI, IO,
6.303s, 2037	678,426	46,610
IFB Ser. 07-25, Class SA, IO,
6.293s, 2037	904,591	58,523
IFB Ser. 07-25, Class SB, IO,
6.293s, 2037	1,835,084	116,051
IFB Ser. 07-22, Class S, IO,
6.293s, 2037	767,757	59,360
IFB Ser. 07-11, Class SA, IO,
6.293s, 2037	740,495	54,243
IFB Ser. 07-14, Class SB, IO,
6.293s, 2037	710,503	44,384
IFB Ser. 06-69, Class SA, IO,
6.293s, 2036	2,058,835	146,947

17

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 05-84, Class AS, IO,
6.293s, 2035	$2,591,882	$212,008
IFB Ser. 07-40, Class SB, IO,
6.243s, 2037	2,083,186	132,543
IFB Ser. 07-40, Class SC, IO,
6.243s, 2037	111,122	7,070
IFB Ser. 07-40, Class SD, IO,
6.243s, 2037	111,122	7,070
IFB Ser. 07-40, Class SE, IO,
6.243s, 2037	111,122	7,070
IFB Ser. 07-42, Class SC, IO,
6.243s, 2037	216,650	13,369
IFB Ser. 07-51, Class SJ, IO,
6.243s, 2037	956,485	73,104
IFB Ser. 07-53, Class SY, IO,
6.228s, 2037	2,602,026	200,882
IFB Ser. 07-58, Class PS, IO,
6.193s, 2037	772,269	57,624
IFB Ser. 07-41, Class SM, IO,
6.193s, 2037	317,039	20,798
IFB Ser. 07-41, Class SN, IO,
6.193s, 2037	323,539	21,224
IFB Ser. 04-88, Class S, IO,
6.193s, 2032	1,311,208	83,417
IFB Ser. 07-40, Class SG, IO,
6.173s, 2037	246,916	15,067
IFB Ser. 07-59, Class PS, IO,
6.163s, 2037	752,315	53,925
IFB Ser. 07-59, Class SP, IO,
6.163s, 2037	259,549	18,897
IFB Ser. 04-59, Class SC, IO,
6.16s, 2034	582,710	50,208
IFB Ser. 04-26, Class IS, IO,
6.16s, 2034	1,084,491	86,319
IFB Ser. 06-38, Class SG, IO,
6.143s, 2033	2,766,040	148,204
IFB Ser. 07-45, Class QA, IO,
6.133s, 2037	216,617	12,585
IFB Ser. 07-53, Class SG, IO,
6.093s, 2037	532,971	34,905
IFB Ser. 07-45, Class QB, IO,
6.093s, 2037	216,617	12,455
IFB Ser. 07-51, Class SG, IO,
6.073s, 2037	4,555,468	300,573
IFB Ser. 07-47, Class SA, IO,
6.06s, 2036	1,497,447	137,942
IFB Ser. 08-3, Class SA, IO,
6.043s, 2038	1,651,868	93,033
IFB Ser. 07-79, Class SY, IO,
6.043s, 2037	3,282,348	207,116
IFB Ser. 07-64, Class AI, IO,
6.043s, 2037	3,580,043	208,072
IFB Ser. 07-53, Class ES, IO,
6.043s, 2037	758,953	45,011

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 08-2, Class SB, IO,
6.013s, 2038	$4,648,521	$273,273
IFB Ser. 07-10, Class SB, IO,
6.013s, 2037	5,918,942	340,221
IFB Ser. 08-4, Class SA, IO,
6.009s, 2038	9,047,071	528,856
IFB Ser. 07-9, Class DI, IO,
6.003s, 2037	1,271,157	82,067
IFB Ser. 07-57, Class QA, IO,
5.993s, 2037	1,869,393	95,806
IFB Ser. 07-58, Class SA, IO,
5.993s, 2037	1,169,531	68,918
IFB Ser. 07-58, Class SC, IO,
5.993s, 2037	1,366,190	74,717
IFB Ser. 07-59, Class SA, IO,
5.993s, 2037	5,560,382	310,603
IFB Ser. 07-61, Class SA, IO,
5.993s, 2037	998,271	51,491
IFB Ser. 07-53, Class SC, IO,
5.993s, 2037	831,080	46,341
IFB Ser. 07-59, Class SC, IO,
5.993s, 2037	298,854	18,066
IFB Ser. 06-26, Class S, IO,
5.993s, 2036	8,134,077	523,005
IFB Ser. 08-15, Class CI, IO,
5.983s, 2038	7,448,767	434,472
IFB Ser. 07-58, Class SD, IO,
5.983s, 2037	1,322,904	71,424
IFB Ser. 08-9, Class SK, IO,
5.973s, 2038	3,008,543	171,667
IFB Ser. 08-6, Class SC, IO,
5.968s, 2038	7,500,867	437,038
IFB Ser. 07-59, Class SD, IO,
5.963s, 2037	405,264	23,450
IFB Ser. 06-49, Class SA, IO,
5.953s, 2036	2,455,791	137,082
IFB Ser. 07-35, Class NY, IO,
5.86s, 2035	1,674,077	153,794
IFB Ser. 05-65, Class SI, IO,
5.843s, 2035	1,009,017	62,055
IFB Ser. 06-7, Class SB, IO,
5.813s, 2036	258,348	15,536
IFB Ser. 06-16, Class SX, IO,
5.783s, 2036	2,849,726	166,566
IFB Ser. 07-26, Class SD, IO,
5.76s, 2037	1,316,952	79,807
IFB Ser. 07-17, Class IB, IO,
5.743s, 2037	716,671	54,689
IFB Ser. 06-10, Class SM, IO,
5.743s, 2036	1,291,489	74,764
IFB Ser. 06-14, Class S, IO,
5.743s, 2036	1,131,336	65,263
IFB Ser. 05-57, Class PS, IO,
5.743s, 2035	1,817,219	183,831

18

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 06-11, Class ST, IO,
5.733s, 2036	$712,013	$40,805
IFB Ser. 07-27, Class SD, IO,
5.693s, 2037	659,451	54,104
IFB Ser. 07-19, Class SJ, IO,
5.693s, 2037	1,107,278	62,470
IFB Ser. 07-23, Class ST, IO,
5.693s, 2037	1,453,728	79,555
IFB Ser. 07-9, Class CI, IO,
5.693s, 2037	1,635,372	84,385
IFB Ser. 07-7, Class EI, IO,
5.693s, 2037	736,947	41,583
IFB Ser. 07-7, Class JI, IO,
5.693s, 2037	2,001,147	105,060
IFB Ser. 07-1, Class S, IO,
5.693s, 2037	1,523,945	86,261
IFB Ser. 07-3, Class SA, IO,
5.693s, 2037	1,458,008	82,270
IFB Ser. 05-17, Class S, IO,
5.673s, 2035	1,460,967	87,614
IFB Ser. 07-48, Class SB, IO,
5.61s, 2037	1,080,557	67,659
IFB Ser. 05-3, Class SN, IO,
5.593s, 2035	3,960,559	288,069
IFB Ser. 07-74, Class SI, IO,
5.53s, 2037	1,537,978	79,683
IFB Ser. 07-17, Class AI, IO,
5.51s, 2037	3,330,826	252,104
IFB Ser. 04-41, Class SG, IO,
5.493s, 2034	3,839,421	212,848
IFB Ser. 07-78, Class SA, IO,
5.49s, 2037	5,256,167	348,237
IFB Ser. 08-2, Class SM, IO,
5.46s, 2038	3,740,580	245,090
IFB Ser. 07-9, Class AI, IO,
5.46s, 2037	1,619,958	105,484
IFB Ser. 08-40, Class SA, IO,
5.36s, 2038	13,473,864	946,539
IFB Ser. 05-71, Class SA, IO,
5.32s, 2035	2,992,957	215,900
IFB Ser. 07-25, Class KS, IO,
5.16s, 2037	1,720,155	138,197
IFB Ser. 07-21, Class S, IO,
5.16s, 2037	74,654	4,404
IFB Ser. 07-31, Class AI, IO,
5.14s, 2037	959,306	71,128
IFB Ser. 07-62, Class S, IO,
5.11s, 2037	1,712,314	99,348
IFB Ser. 07-43, Class SC, IO,
5.06s, 2037	1,265,819	76,482
Ser. 99-31, Class MP, PO,
zero %, 2029	135,383	115,037
FRB Ser. 07-71, Class TA,
zero %, 2037	204,903	196,915

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Government National
Mortgage Association
FRB Ser. 07-71, Class UC,
zero %, 2037	$63,871	$64,773
FRB Ser. 07-61, Class YC,
zero %, 2037	377,649	359,337
FRB Ser. 07-33, Class TB,
zero %, 2037	332,041	317,138
FRB Ser. 07-6, Class TD,
zero %, 2037	326,401	313,485
FRB Ser. 98-2, Class EA, PO,
zero %, 2028	45,297	37,440
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	295,000	197,468
Ser. 06-GG6, Class A2, 5.506s, 2038	1,099,000	963,600
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	59,493	1,190
HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1, 6.129s, 2037	3,257,461	1,465,858
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.581s, 2037	299,666	202,614
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1,
6.281s, 2036	734,125	340,447
FRB Ser. 07-AR15, Class 1A1,
6.161s, 2037	1,831,140	787,390
FRB Ser. 07-AR9, Class 2A1,
5.921s, 2037	1,881,154	846,520
FRB Ser. 05-AR31, Class 3A1,
5.601s, 2036	3,294,295	1,745,976
FRB Ser. 07-AR11, Class 1A1,
5.584s, 2037	1,009,273	464,266
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1,
6.067s, 2036	1,163,117	591,925
FRB Ser. 06-A1, Class 5A1,
5.939s, 2036	1,306,709	627,220
FRB Ser. 06-A6, Class 1A1,
0.631s, 2036	1,141,969	496,142
JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class AM,
6.062s, 2051	540,000	234,240
FRB Ser. 07-LD12, Class A3,
5.99s, 2051	2,582,000	1,710,020
Ser. 07-CB20, Class A3,
5.863s, 2051	739,000	483,492
FRB Ser. 07-LD11, Class A3,
5.819s, 2049	368,000	219,319
Ser. 07-CB20, Class A4,
5.794s, 2051	157,000	111,569
Ser. 08-C2, Class X, IO,
0.483s, 2051	54,553,569	714,652

19

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 07-CB20,
Class X1, IO, 0.074s, 2051	$53,177,755	$446,693
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	90,680
Ser. 98-C4, Class J, 5.6s, 2035	379,000	291,554
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	804,000	611,429
Ser. 07-C7, Class XW, IO,
0.373s, 2045	51,578,174	728,758
LB-UBS Commercial Mortgage Trust
144A Ser. 07-C7, Class XCL, IO,
0.092s, 2045	21,774,253	174,518
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3,
37.253s, 2037	531,228	565,758
IFB Ser. 07-5, Class 8A2, IO,
7.249s, 2036	910,242	74,183
IFB Ser. 07-4, Class 3A2, IO,
6.729s, 2037	855,103	67,041
IFB Ser. 06-5, Class 2A2, IO,
6.679s, 2036	1,705,565	125,785
IFB Ser. 07-2, Class 2A13, IO,
6.219s, 2037	1,472,923	109,549
IFB Ser. 06-9, Class 2A2, IO,
6.149s, 2037	1,697,277	128,386
IFB Ser. 06-7, Class 2A4, IO,
6.079s, 2036	2,804,435	199,746
IFB Ser. 06-7, Class 2A5, IO,
6.079s, 2036	2,635,525	187,715
IFB Ser. 06-6, Class 1A2, IO,
6.029s, 2036	1,028,625	72,004
IFB Ser. 06-6, Class 1A3, IO,
6.029s, 2036	1,517,200	106,204
Mach One Commercial Mortgage
Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040
(Canada)	463,000	46,300
Ser. 04-1A, Class K, 5.45s, 2040
(Canada)	167,000	15,030
Ser. 04-1A, Class L, 5.45s, 2040
(Canada)	76,000	6,080
MASTR Adjustable Rate Mortgages
Trust FRB Ser. 04-13, Class 3A6,
3.788s, 2034	190,000	149,984
MASTR Alternative Loans Trust
Ser. 06-3, Class 1A1, 6 1/4s, 2036	1,160,949	624,373
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.124s, 2049	43,486,346	312,572
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1,
5.271s, 2035	278,430	206,038
Ser. 96-C2, Class JS, IO,
2.271s, 2028	817,099	28,656

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

Principal amount			Value

Merrill Lynch Mortgage Trust FRB
Ser. 07-C1, Class A3, 5.829s, 2050		$196,000	$127,234
Merrill Lynch/Countrywide
Commercial Mortgage Trust FRB
Ser. 07-8, Class A2, 5.92s, 2049		358,000	233,034
Mezz Cap Commercial Mortgage Trust
Ser. 07-C5, Class X, 4.506s, 2017		2,112,366	310,095
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		915,000	513,033
FRB Ser. 08-T29, Class A3,
6.28s, 2043		611,000	509,757
FRB Ser. 07-IQ14, Class AM,
5.691s, 2049		218,000	104,373
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		1,380,000	110,400
Ser. 07-HQ13, Class X1, IO,
0.671s, 2044		23,460,884	436,607
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.807s, 2035		810,692	437,773
Mortgage Capital Funding, Inc.
Ser. 97-MC2, Class X, IO, 1.73s, 2012		2,314	1
Permanent Master Issuer PLC FRB
Ser. 07-1, Class 4A, 4.833s, 2033
(United Kingdom)		953,000	847,217
PNC Mortgage Acceptance Corp.
144A Ser. 00-C1, Class J, 6 5/8s, 2010		157,000	45,199
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO,
6.219s, 2037		3,369,109	227,415
Ser. 07-A5, Class 2A3, 6s, 2037		2,592,779	1,426,028
Residential Mortgage Securities
144A FRB Ser. 20A, Class B1A,
5.151s, 2038 (United Kingdom)	GBP	68,960	10,057
SBA CMBS Trust 144A Ser. 05-1A,
Class E, 6.706s, 2035		$222,000	157,601
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)		133,000	73,150
Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)		158,000	80,580
Ser. 04-1A, Class M, 5s, 2018
(Cayman Islands)		143,000	70,070
Ser. 04-1A, Class N, 5s, 2018
(Cayman Islands)		137,000	56,170
Structured Adjustable Rate Mortgage
Loan Trust FRB Ser. 06-9, Class 1A1,
5.691s, 2036		878,515	436,952
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.779s, 2037		2,685,432	181,267
Ser. 07-4, Class 1A4, IO, 1s, 2037		2,880,424	97,466
Structured Asset Securities Corp.
144A Ser. 07-RF1, Class 1A, IO,
4.386s, 2037		3,800,109	228,007

20

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount		Value

Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E,
7.166s, 2014 (Ireland)	GBP	165,399	$179,104
FRB Ser. 05-CT1A, Class D,
6.988s, 2014 (Ireland)	GBP	328,253	214,866
URSUS EPC 144A FRB Ser. 1-A,
Class D, 6.938s, 2012 (Ireland)	GBP	178,838	156,490
Wachovia Bank Commercial
Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$4,186,000	3,128,791
Ser. 07-C34, IO, 0.356s, 2046		14,080,106	220,072
Wachovia Bank Commercial Mortgage
Trust 144A FRB Ser. 05-WL5A,
Class L, 4.495s, 2018		363,000	217,800
Wells Fargo Mortgage Backed
Securities Trust Ser. 05-AR13,
Class 1A4, IO, 0.742s, 2035		6,999,792	76,564

Total collateralized mortgage obligations
(cost $131,709,134)			$111,348,646

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.7%)*

	Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)
Government National Mortgage
Association Pass-Through Certificates
6 1/2s, TBA, January 1, 2037		$2,000,000	$2,080,938
			2,080,938

U.S. Government Agency Mortgage Obligations (19.0%)
Federal National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, February 1, 2035		1,000,000	1,035,625
6 1/2s, TBA, January 1, 2037		6,000,000	6,235,313
6s, TBA, January 1, 2035		5,000,000	5,151,172
6s, TBA, January 1, 2022		1,000,000	1,038,594
5 1/2s, TBA, January 1, 2039		2,000,000	2,051,875
5 1/2s, TBA, January 1, 2022		1,000,000	1,030,234
5s, TBA, January 1, 2037		27,000,000	27,590,625
4 1/2s, TBA, February 1, 2035		6,000,000	6,060,000
4 1/2s, TBA, January 1, 2037		7,000,000	7,102,813
			57,296,251

Total U.S. government and agency
mortgage obligations (cost $59,002,501)			$59,377,189

CORPORATE BONDS AND NOTES (18.8%)*

	Principal amount		Value

Basic materials (1.1%)
Bayer AG jr. unsec. sub. bond FRB
5s, 2105 (Germany)	EUR	156,000	$162,221
Builders FirstSource, Inc. company
guaranty sr. sec. notes FRN
6.399s, 2012		$220,000	71,500

CORPORATE BONDS AND NOTES (18.8%)* continued

Principal amount			Value

Basic materials continued
Compass Minerals International, Inc.
sr. disc. notes Ser. B, 12s, 2013		$119,000	$119,298
Domtar Corp. company guaranty
Ser. *, 7 7/8s, 2011 (Canada)		120,000	102,000
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes 8 3/8s, 2017		619,000	509,128
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes 8 1/4s, 2015		311,000	267,460
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes FRN
7.084s, 2015		24,000	16,554
Georgia-Pacific Corp. debs.
9 1/2s, 2011		75,000	70,875
Georgia-Pacific Corp. notes
8 1/8s, 2011		40,000	37,600
Gerdau Ameristeel Corp. sr. notes
10 3/8s, 2011 (Canada)		305,000	308,050
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014		185,000	52,725
Huntsman International, LLC
company guaranty sr. unsec. sub. notes
7 7/8s, 2014		759,000	406,065
Momentive Performance Materials, Inc.
company guaranty sr. unsec. notes
9 3/4s, 2014		196,000	83,300
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		165,000	132,000
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014		100,000	82,000
NewPage Corp. company guaranty
10s, 2012		312,000	137,280
NewPage Holding Corp. sr. notes FRN
10.265s, 2013 ‡‡		71,051	10,658
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011 (Canada)		9,000	3,960
Novelis, Inc. company guaranty
7 1/4s, 2015		86,000	49,880
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	200,000	189,842
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2015		$675,000	465,750
Steel Dynamics, Inc. 144A sr. notes
7 3/4s, 2016		133,000	92,103
Stone Container Corp. sr. notes
8 3/8s, 2012		310,000	51,150
			3,421,399

Capital goods (1.3%)
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016		72,000	64,800
Berry Plastics Corp. company guaranty
sr. sec. notes FRN 9.503s, 2015		505,000	348,450

21

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (18.8%)* continued

Principal amount			Value

Capital goods continued
Bombardier, Inc. 144A sr. unsec.
notes FRN 7.37s, 2013 (Canada)	EUR	94,000	$92,876
Bombardier, Inc. 144A unsec.
notes 6 3/4s, 2012 (Canada)		$1,350,000	1,198,125
Crown Americas, LLC/Crown
Americas Capital Corp. sr. notes
7 5/8s, 2013		383,000	379,170
General Cable Corp. company
guaranty sr. unsec. notes FRN
6.258s, 2015		155,000	72,463
Hawker Beechcraft Acquisition Co., LLC
sr. sub. notes 9 3/4s, 2017		197,000	53,190
Hexcel Corp. sr. sub. notes
6 3/4s, 2015		55,000	41,800
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes
6 1/8s, 2014		528,000	479,160
L-3 Communications Corp. sr. sub.
notes 5 7/8s, 2015		408,000	367,200
Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)		469,000	410,248
Owens-Illinois, Inc. debs. 7 1/2s, 2010		79,000	78,210
Ryerson Tull, Inc. 144A sec. notes
12 1/4s, 2015		378,000	233,415
			3,819,107

Communication services (1.5%)
American Tower Corp. 144A sr. notes
7s, 2017		325,000	289,250
CCH I Holdings, LLC company
guaranty 12 1/8s, 2015		15,000	1,200
CCH II, LLC sr. unsec. notes
10 1/4s, 2010		47,000	21,620
CCH II, LLC sr. unsec. notes Ser. B,
10 1/4s, 2010		691,000	304,040
Cincinnati Bell, Inc. company guaranty
7s, 2015		442,000	338,130
Cricket Communications, Inc.
company guaranty 9 3/8s, 2014		195,000	175,500
Cricket Communications, Inc. 144A
company guaranty sr. notes 10s, 2015		500,000	457,500
CSC Holdings, Inc. sr. notes
6 3/4s, 2012		394,000	360,510
Digicel Group, Ltd. 144A sr. unsec.
notes 8 7/8s, 2015 (Jamaica)		200,000	130,000
Digicel, Ltd. 144A sr. unsec. unsub.
notes 9 1/4s, 2012 (Jamaica)		200,000	170,000
Inmarsat Finance PLC company guaranty
10 3/8s, 2012 (United Kingdom)		581,000	514,911
iPCS, Inc. company guaranty sr. sec.
notes FRN 5.318s, 2013		105,000	74,550
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		70,000	62,650

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount	Value

Communication services continued
PAETEC Holding Corp. company
guaranty sr. unsec. unsub. notes
9 1/2s, 2015	$110,000	$65,450
Qwest Communications
International, Inc. company guaranty
7 1/2s, 2014	273,000	195,195
Qwest Corp. sr. unsec. notes
7 1/2s, 2014	55,000	45,650
Qwest Corp. sr. unsec. unsub. notes
8 7/8s, 2012	947,000	875,975
Qwest Corp. sr. unsec. unsub. notes
7 1/4s, 2025	148,000	99,160
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	290,000	261,000
West Corp. company guaranty
9 1/2s, 2014	95,000	52,250
		4,494,541

Consumer cyclicals (3.7%)
Affinity Group, Inc. sr. sub. notes
9s, 2012	445,000	249,200
AMC Entertainment, Inc. company
guaranty 11s, 2016	208,000	145,340
AMC Entertainment, Inc. sr. sub. notes
8s, 2014	171,000	105,165
Avis Budget Car Rental, LLC
company guaranty 7 3/4s, 2016	205,000	59,450
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	130,000	15,600
Boyd Gaming Corp. sr. sub. notes
6 3/4s, 2014	121,000	76,230
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	238,256	104,833
Cenveo Corp. 144A company
guaranty sr. unsec. notes 10 1/2s, 2016	220,000	127,600
Cinemark, Inc. sr. disc. notes
stepped-coupon zero % (9 3/4s,
3/15/09), 2014 ††	21,000	16,984
Clear Channel Communications, Inc.
sr. unsec. notes 7.65s, 2010	531,000	307,980
Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	49,000	5,880
D.R. Horton, Inc. company guaranty
8s, 2009	172,000	170,710
D.R. Horton, Inc. company guaranty
sr. unsub. notes 5s, 2009	236,000	234,820
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	640,000	512,000
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	860,000	793,350
DirecTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s, 2016	110,000	106,700
Echostar DBS Corp. company
guaranty 6 5/8s, 2014	1,506,000	1,257,510
FelCor Lodging LP company guaranty
8 1/2s, 2011 (R)	427,000	315,980

22

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount	Value

Consumer cyclicals continued
Ford Motor Credit Co., LLC sr. notes
9 7/8s, 2011	$503,000	$379,765
Ford Motor Credit Co., LLC sr. unsec.
notes 9 3/4s, 2010	316,000	259,120
Ford Motor Credit Co., LLC unsec.
notes 7 3/8s, 2009	139,000	122,073
Grupo Televisa SA sr. unsec. notes 6s,
2018 (Mexico)	265,000	222,839
Hanesbrands, Inc. company guaranty
sr. unsec. notes FRN Ser. B,
5.698s, 2014	45,000	31,725
Host Marriott LP sr. notes Ser. M,
7s, 2012 (R)	615,000	521,213
Jostens IH Corp. company guaranty
7 5/8s, 2012	454,000	372,280
K. Hovnanian Enterprises, Inc.
company guaranty sr. sec. notes
11 1/2s, 2013	177,000	134,520
Lamar Media Corp. sr. unsec. sub.
notes Ser. C, 6 5/8s, 2015	140,000	101,150
Levi Strauss & Co. sr. unsec. notes
8 7/8s, 2016	205,000	139,400
Levi Strauss & Co. sr. unsec. unsub.
notes 9 3/4s, 2015	502,000	371,480
Liberty Media, LLC sr. notes 5.7s, 2013	116,000	76,047
Liberty Media, LLC sr. unsec. notes
7 7/8s, 2009	139,000	135,610
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015	320,000	125,600
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	90,000	45,000
Meritage Homes Corp. sr. notes
7s, 2014	32,000	18,240
MGM Mirage, Inc. company guaranty
8 1/2s, 2010	395,000	331,800
MGM Mirage, Inc. company guaranty
6s, 2009	881,000	841,355
Nielsen Finance LLC/Nielsen Finance Co.
company guaranty 10s, 2014	137,000	109,600
Nielsen Finance LLC/Nielsen Finance Co.
company guaranty stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 ††	318,000	115,275
NTK Holdings, Inc. sr. disc. notes
stepped-coupon zero % (10 3/4s,
9/1/09), 2014 ††	87,000	18,705
Oxford Industries, Inc. sr. notes
8 7/8s, 2011	390,000	294,450
Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes
7 1/2s, 2015	240,000	139,200
Pinnacle Entertainment, Inc. sr. sub.
notes 8 1/4s, 2012	251,000	190,760
Pulte Homes, Inc. company guaranty
7 7/8s, 2011	608,000	525,920

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount	Value

Consumer cyclicals continued
Quebecor Media, Inc. sr. unsec. notes
Ser. *, 7 3/4s, 2016 (Canada)	$60,000	$40,500
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014	55,000	32,450
Station Casinos, Inc. sr. notes 6s, 2012	290,000	58,000
Tenneco, Inc. sr. unsec. notes company
guaranty 8 1/8s, 2015	310,000	142,600
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sec. notes 10s, 2013	108,000	73,440
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	214,000	49,220
Toll Brothers, Inc. company guaranty
sr. unsec. sub. notes 8 1/4s, 2011	590,000	542,800
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015 (In default)	166,000	21,995
Vertis, Inc. company guaranty sr. notes
zero %, 2014 (F) ‡‡	154,511	12,361
Young Broadcasting, Inc. company
guaranty 10s, 2011	177,000	1,770
Young Broadcasting, Inc. sr. sub. notes
8 3/4s, 2014	61,000	610
		11,204,205

Consumer staples (0.5%)
Archibald Candy Corp. company
guaranty 10s, 2009 (In default) (F) †	79,400	1,226
Del Monte Corp. sr. sub. notes
8 5/8s, 2012	470,000	455,900
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012	262,000	241,040
Rite Aid Corp. company guaranty
9 1/2s, 2017	201,000	69,848
Rite Aid Corp. sec. notes 7 1/2s, 2017	230,000	149,500
Sara Lee Corp. sr. unsec. unsub. notes
6 1/4s, 2011	250,000	247,485
United Rentals NA, Inc. company
guaranty 6 1/2s, 2012	334,000	263,860
		1,428,859

Energy (3.1%)
Arch Western Finance, LLC sr. notes
6 3/4s, 2013	1,110,000	965,700
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	235,000	47,000
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	903,000	776,580
Complete Production Services, Inc.
company guaranty 8s, 2016	380,000	239,400
Comstock Resources, Inc. sr. notes
6 7/8s, 2012	420,000	323,400
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)	175,000	70,000
Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015	235,000	166,850

23

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (18.8%)* continued

Principal amount		Value

Energy continued
Dong Energy A/S jr. unsec. sub.
notes FRN 5 1/2s, 2035 (Denmark) EUR	156,000	$170,206
El Paso Natural Gas Co. debs.
8 5/8s, 2022	$160,000	144,164
Forest Oil Corp. sr. notes 8s, 2011	465,000	424,313
Gaz Capital for Gazprom 144A
sr. unsec. notes 7.288s, 2037
(Luxembourg)	240,000	141,600
Gaz Capital SA sr. unsec. notes 7.288s,
2037 (Luxembourg)	335,000	197,650
Gaz Capital SA 144A company
guaranty sr. unsec. bond 8.146s,
2018 (Luxembourg)	149,000	105,896
Gaz Capital SA 144A company
guaranty sr. unsec. bond 7.343s,
2013 (Luxembourg)	129,000	102,056
Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Luxembourg)	207,000	123,165
Harvest Operations Corp. sr. notes
7 7/8s, 2011 (Canada)	456,000	328,320
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016	325,000	172,250
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	395,000	256,750
Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes
8 3/8s, 2014	150,000	99,000
Lukoil International Finance 144A
company guaranty 6.656s, 2022
(Netherlands)	430,000	249,400
Lukoil International Finance 144A
company guaranty 6.356s, 2017
(Netherlands)	180,000	112,500
Newfield Exploration Co. sr. sub.
notes 6 5/8s, 2014	294,000	241,080
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	245,000	176,400
Oslo Seismic Services, Inc. 1st mtge.
8.28s, 2011	228,026	233,496
Pacific Energy Partners/Pacific Energy
Finance Corp. sr. notes 7 1/8s, 2014	290,000	253,296
Peabody Energy Corp. company
guaranty 7 3/8s, 2016	620,000	582,800
Pemex Finance, Ltd. bonds 9.69s,
2009 (Cayman Islands)	115,500	116,214
Pemex Project Funding Master Trust
144A company guaranty 6 5/8s, 2035	380,000	321,670
Pemex Project Funding Master Trust
144A company guaranty 5 3/4s, 2018	480,000	423,600
Pemex Project Funding Master Trust
144A notes 6 5/8s, 2038	75,000	62,438
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	120,000	97,200
PetroHawk Energy Corp. 144A
sr. unsec. unsub. notes 7 7/8s, 2015	100,000	74,000

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount		Value

Energy continued
Petroleum Co. of Trinidad & Tobago
Ltd. 144A sr. unsec. notes 6s,
2022 (Trinidad)		$650,000	$532,461
Petroleum Development Corp.
company guaranty sr. unsec. notes
12s, 2018		205,000	128,125
Petroplus Finance, Ltd. company
guaranty 6 3/4s, 2014 (Bermuda)		270,000	171,450
Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015		60,000	45,300
Plains Exploration & Production Co.
company guaranty 7s, 2017		60,000	41,100
Pride International, Inc. sr. unsec. notes
7 3/8s, 2014		420,000	390,600
SandRidge Energy, Inc. sr. notes
8s, 2018		290,000	160,950
Williams Cos., Inc. (The) sr. unsec.
notes 7 5/8s, 2019		320,000	250,000
			9,518,380

Financials (3.9%)
Banco Do Brasil 144A sr. unsec.
4.157s, 2017 (Cayman Islands)	BRL	393,000	129,820
Bosphorus Financial Services, Ltd.
144A sec. sr. notes FRN 3.949s,
2012 (Cayman Islands)		$883,188	751,806
GMAC, LLC 144A sr. unsec. unsub.
notes 7 3/4s, 2010		43,000	38,683
GMAC, LLC 144A sr. unsec. unsub.
notes 7s, 2012		44,000	35,134
GMAC, LLC 144A sr. unsec. unsub.
notes 6 7/8s, 2012		298,000	228,739
GMAC, LLC 144A sr. unsec. unsub.
notes 6 7/8s, 2011		44,000	36,063
GMAC, LLC 144A sr. unsec. unsub.
notes 6 5/8s, 2012		322,000	250,606
GMAC, LLC 144A sr. unsec. unsub.
notes FRN 6 4.403s, 2014		31,000	17,670
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037		160,000	131,637
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015		70,000	30,888
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s, 2014		50,000	30,563
HSBC Capital Funding LP/Jersey
Channel Islands company guaranty
sub. FRB 5.13s, 2049 (Jersey)	EUR	208,000	$203,536
iStar Financial, Inc. sr. unsec.
notes Ser. B, 4 7/8s, 2009 (R)		$80,000	72,600
JPMorgan Chase & Co. 144A
sr. unsec. FRN 6.46s, 2017		500,000	314,800
JPMorgan Chase & Co. 144A
sr. unsec. notes FRN 0.227s, 2011	RUB	18,000,000	415,440
JPMorgan Chase & Co. 144A unsec.
unsub. notes 0.159s, 2012	INR	14,000,000	254,363

24

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount		Value

Financials continued
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016		$749,000	$667,546
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015		105,000	84,263
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017		184,000	136,620
Liberty Mutual Insurance 144A notes
7.697s, 2097		480,000	318,925
Merrill Lynch & Co., Inc. notes FRN
Ser. MTN, 3.735s, 2011		265,000	234,677
Morgan Stanley sr. unsec. bonds
4.302s, 2017	BRL	1,360,000	361,733
RSHB Capital SA for OJSC Russian
Agricultural Bank notes 6.299s,
2017 (Luxembourg)		$495,000	282,150
RSHB Capital SA for OJSC Russian
Agricultural Bank sub. bonds FRB
6.97s, 2016 (Luxembourg)		250,000	145,708
Russian Agricultural Bank 144A
notes 7 3/4s, 2018 (Luxembourg)		370,000	238,650
Russian Agricultural Bank 144A
notes 7 1/8s, 2014 (Luxembourg)		370,000	247,900
UBS Luxembourg SA for Sberbank
unsec. sub. notes stepped-coupon
6.23s (7.429s, 2/11/10), 2015
(Luxembourg) ††		1,040,000	747,417
USI Holdings Corp. 144A sr. unsec.
notes FRN 6.024s, 2014		45,000	18,281
VTB Capital SA bonds 6 1/4s, 2035
(Luxembourg)		695,000	392,675
VTB Capital SA sr. notes 6 1/4s,
2035 (Luxembourg)		400,000	226,000
VTB Capital SA 144A notes 7 1/2s,
2011 (Luxembourg)		639,000	530,370
VTB Capital SA 144A notes 6 7/8s,
2018 (Luxembourg)		781,000	511,555
VTB Capital SA 144A sec. notes
6.609s, 2012 (Luxembourg)		3,676,000	2,533,132
VTB Capital SA (Vneshtorgbank) loan
participation notes stepped-coupon
6.315s (7.815s, 2/4/10), 2015
(Luxembourg) ††		1,950,000	1,175,967
			11,795,917

Health care (1.5%)
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015		490,000	450,800
DaVita, Inc. company guaranty
6 5/8s, 2013		119,000	113,050
Elan Finance PLC/Elan Finance Corp.
company guaranty 7 3/4s, 2011
(Ireland)		165,000	98,175

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount	Value

Health care continued
HCA, Inc. sr. sec. notes 9 1/4s, 2016	$460,000	$422,050
HCA, Inc. sr. sec. notes 9 1/8s, 2014	205,000	190,138
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	164,000	100,040
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	202,000	122,210
Omnicare, Inc. company guaranty
6 3/4s, 2013	170,000	144,500
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	460,000	386,400
Select Medical Corp. company guaranty
7 5/8s, 2015	522,000	276,660
Service Corporation International
debs. 7 7/8s, 2013	63,000	56,149
Stewart Enterprises, Inc. sr. notes
6 1/4s, 2013	542,000	415,985
Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	225,000	117,000
Surgical Care Affiliates, Inc. 144A
sr. unsec. notes 8 7/8s, 2015 ‡‡	160,000	97,600
Tenet Healthcare Corp. sr. unsec.
notes 7 3/8s, 2013	325,000	231,563
Tenet Healthcare Corp. sr. unsec.
unsub. notes 6 3/8s, 2011	447,000	345,308
US Oncology, Inc. company guaranty
9s, 2012	395,000	359,450
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	372,000	310,620
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	260,000	231,400
Ventas Realty LP/Capital Corp.
sr. notes 6 5/8s, 2014 (R)	135,000	102,600
		4,571,698

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes
7 3/4s, 2012	253,000	111,320
Ceridian Corp. 144A sr. unsec. notes
11 1/2s, 2015	227,000	120,594
Compucom Systems, Inc. sr. sub. notes
12 1/2s, 2015	125,000	84,375
Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	378,000	166,320
Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes
10 1/8s, 2016	278,000	113,980
Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes
9 1/8s, 2014 ‡‡	276,000	63,480
Iron Mountain, Inc. company guaranty
8 5/8s, 2013	160,000	150,400
Iron Mountain, Inc. company guaranty
6 5/8s, 2016	140,000	113,750

25

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount	Value

Technology continued
Iron Mountain, Inc. company guaranty
sr. unsec. sub. notes 8s, 2020	$440,000	$353,100
New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011 (Cayman Islands)	11,000	1,155
Nortel Networks, Ltd. company
guaranty sr. unsec. notes 10 3/4s,
2016 (Canada)	180,000	47,700
Nortel Networks, Ltd. company
guaranty sr. unsec. notes FRN 9.003s,
2011 (Canada)	195,000	48,750
Nortel Networks, Ltd. 144A sr. unsecd.
notes company guaranty 10 3/4s,
2016 (Canada)	438,000	116,070
Sanmina Corp. company guaranty
sr. unsec. sub. notes 6 3/4s, 2013	194,000	83,420
Sanmina Corp. sr. unsec. sub. notes
8 1/8s, 2016	303,000	118,170
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	256,000	221,440
Travelport LLC company guaranty
9 7/8s, 2014	141,000	52,875
Unisys Corp. sr. unsec. unsub. notes
12 1/2s, 2016	204,000	57,120
		2,024,019

Utilities and power (1.5%)
AES Corp. (The) sr. unsec. unsub.
notes 8s, 2017	105,000	86,100
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	178,000	169,990
CMS Energy Corp. sr. notes
7 3/4s, 2010	155,000	152,618
Colorado Interstate Gas Co. debs.
6.85s, 2037	290,000	208,696
Edison Mission Energy sr. unsec. notes
7 3/4s, 2016	109,000	97,010
Edison Mission Energy sr. unsec. notes
7 1/2s, 2013	122,000	111,630
Edison Mission Energy sr. unsec. notes
7.2s, 2019	205,000	168,100
Edison Mission Energy sr. unsec. notes
7s, 2017	140,000	121,800
Ferrellgas LP/Finance sr. notes
6 3/4s, 2014	395,000	272,550
Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016	95,000	77,900
Kinder Morgan, Inc. sr. notes
6 1/2s, 2012	1,182,000	995,835
NRG Energy, Inc. sr. notes 7 3/8s, 2016	170,000	158,100
Orion Power Holdings, Inc. sr. unsec.
notes 12s, 2010	550,000	550,000
PNM Resources, Inc. unsec. unsub.
notes 9 1/4s, 2015	208,000	166,400
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7.2s, 2011	150,000	140,634

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount		Value

Utilities and power continued
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7s, 2012		$255,000	$233,402
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015		24,000	19,673
Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7 1/2s, 2017		127,000	112,025
Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7s, 2028		65,000	49,734
Transcontinental Gas Pipeline Corp.
sr. unsec. debs. 7 1/4s, 2026		350,000	319,427
Utilicorp United, Inc. sr. unsec. notes
7.95s, 2011		15,000	14,692
Vattenfall Treasury AB company
guaranty unsec. unsub. FRB 5 1/4s,
2049 (Sweden)	EUR	156,000	184,652
Williams Partners LP/Williams
Partners Finance Corp. sr. unsec.
notes 7 1/4s, 2017		$105,000	82,950
			4,493,918

Total corporate bonds and notes (cost $77,722,362)			$56,772,043

FOREIGN GOVERNMENT BONDS AND NOTES (11.8%)*

Units/Principal amount			Value

Argentina (Republic of ) bonds
zero %, 2013		$281,000	$84,862
Argentina (Republic of ) bonds
Ser. $V, 10 1/2s, 2012	ARS	1,080,000	108,000
Argentina (Republic of ) bonds FRB
3s, 2013		$2,362,000	774,773
Argentina (Republic of ) notes
Ser. $dis, 8.28s, 2033		977,737	244,434
Argentina (Republic of ) sr. unsec.
unsub. bonds zero %, 2015		614,000	162,710
Argentina (Republic of ) sr. unsec.
unsub. bonds FRB 3.127s, 2012		6,854,000	1,818,901
Banco Nacional de Desenvolvimento
Economico e Social 144A sr. unsec.
notes 6.369s, 2018		160,000	152,000
Brazil (Federal Republic of ) bonds
6s, 2017		740,000	700,551
Canada (Government of ) bonds
Ser. WL43, 5 3/4s, 2029	CAD	585,000	633,924
Colombia (Republic of ) notes
10s, 2012		$1,359,000	1,490,905
Colombia (Republic of ) unsec.
unsub. bonds 7 3/8s, 2037		510,000	451,350
Colombia (Republic of ) unsec.
unsub. bonds 7 3/8s, 2017		340,000	327,937
Ecuador (Republic of ) bonds
Ser. REGS, 12s, 2012 (In default)		1,460,232	329,341
Ecuador (Republic of ) regs notes
9 3/8s, 2015 (In default)		100,000	19,511

26

Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT BONDS AND NOTES (11.8%)* continued

Units/Principal amount			Value

Ghana (Republic of ) bonds
8 1/2s, 2017		$235,000	$93,413
Indonesia (Republic of ) 144A bonds
6 5/8s, 2037		575,000	367,063
Indonesia (Republic of ) 144A sr. unsec.
bonds 6 3/4s, 2014		280,000	234,601
Indonesia (Republic of ) 144A sr. unsec.
unsub. bonds 7 3/4s, 2038		550,000	456,500
Japan (Government of ) CPI Linked
bonds Ser. 12, 1.2s, 2017	JPY	281,395,200	2,654,717
Japan (Government of ) CPI Linked
bonds Ser. 8, 1s, 2016	JPY	1,686,325,200	15,925,499
Peru (Republic of ) bonds 8 3/4s, 2033		$575,000	644,000
Russia (Federation of ) 144A unsub.
unsec. bonds 5s, 2030		1,687,144	1,347,522
South Africa (Republic of ) notes
5 7/8s, 2022		330,000	238,019
Sweden (Government of ) debs.
Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,235,482
Ukraine (Government of ) 144A
bonds 6 3/4s, 2017		$435,000	162,781
Ukraine (Government of ) 144A
sr. unsub. 6.58s, 2016		430,000	161,895
United Mexican States bonds
Ser. MTN, 8.3s, 2031		57,000	69,825
Venezuela (Republic of ) notes
10 3/4s, 2013		1,110,000	699,422
Venezuela (Republic of ) unsec. note
FRN Ser. REGS, 5.059s, 2011		690,000	420,900
Venezuela (Republic of ) unsub. bonds
5 3/8s, 2010		666,000	513,113

Total foreign government bonds
and notes (cost $39,248,767)			$35,523,951

ASSET-BACKED SECURITIES (8.7%)*

	Principal amount		Value

Accredited Mortgage Loan Trust FRB
Ser. 05-1, Class M2, 1.161s, 2035		$110,710	$18,821
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.621s, 2036		94,000	46,060
FRB Ser. 06-HE3, Class A2C,
0.621s, 2036		100,000	34,880
Ace Securities Corp. 144A
Ser. 03-MH1, Class M2, 6 1/2s, 2030		40,502	23,023
Ameriquest Mortgage Securities, Inc.
FRB Ser. 03-8, Class M2, 2.221s, 2033		198,549	11,913
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	123,880
Ser. 04-1A, Class E, 6.42s, 2039		175,000	52,500

ASSET-BACKED SECURITIES (8.7%)* continued

	Principal amount	Value

Argent Securities, Inc.
FRB Ser. 03-W3, Class M3,
2.741s, 2033	$22,925	$459
FRB Ser. 06-W4, Class A2C,
0.631s, 2036	178,000	78,320
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
1.471s, 2033	195,682	90,014
Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 06-HE2, Class A3,
0.661s, 2036	31,834	19,228
FRB Ser. 06-HE4, Class A5,
0.631s, 2036	121,238	70,318
Aviation Capital Group Trust 144A
FRB Ser. 03-2A, Class G1,
1.208s, 2033	210,076	52,519
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2, Class M,
6.9s, 2028	70,000	56,000
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 04-FR3, Class M6,
3.721s, 2034	164,322	96,112
FRB Ser. 06-PC1, Class M9,
2.221s, 2035	135,000	1,350
FRB Ser. 05-HE1, Class M3,
1.401s, 2035	210,000	10,500
Bear Stearns Asset Backed
Securities, Inc. 144A FRB Ser. 06-HE2,
Class M10, 2.721s, 2036	89,147	217
Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	680,182	281,863
Ser. 00-A, Class A2, 7.575s, 2030	1,569,515	640,718
Ser. 99-B, Class A-5, 7.44s, 2020	45,940	18,376
Ser. 99-B, Class A4, 7.3s, 2016	499,603	189,472
Ser. 99-B, Class A3, 7.18s, 2015	835,861	322,942
FRB Ser. 00-A, Class A1,
1.355s, 2030	108,554	18,223
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1,
0.891s, 2035	41,642	27,654
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	903,366	514,186
Ser. 00-4, Class A6, 8.31s, 2032	2,349,726	1,198,360
Ser. 00-5, Class A7, 8.2s, 2032	214,000	113,420
Ser. 00-1, Class A5, 8.06s, 2031	663,317	338,291
Ser. 00-4, Class A5, 7.97s, 2032	142,159	72,501
Ser. 00-5, Class A6, 7.96s, 2032	409,239	225,081
Ser. 02-1, Class M1F, 7.954s, 2033	12,000	6,061
Ser. 01-3, Class M2, 7.44s, 2033	34,588	1,765
Ser. 01-4, Class A4, 7.36s, 2033	150,019	90,762
Ser. 00-6, Class A5, 7.27s, 2031	55,088	33,604

27

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (8.7%)* continued

	Principal amount		Value

Conseco Finance Securitizations Corp.
Ser. 01-1, Class A5, 6.99s, 2032		$86,633	$53,929
Ser. 01-3, Class A4, 6.91s, 2033		2,289,782	1,478,822
Ser. 02-1, Class A, 6.681s, 2033		697,341	560,501
FRB Ser. 02-1, Class M1A,
3.95s, 2033		1,609,000	486,945
FRB Ser. 01-4, Class M1,
3.65s, 2033		241,000	40,993
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1,
0.991s, 2035		41,000	25,010
FRB Ser. 05-14, Class 3A2,
0.711s, 2036		22,150	18,274
Crest, Ltd. 144A Ser. 03-2A, Class E2,
8s, 2038 (Cayman Islands)		361,000	126,350
DB Master Finance, LLC 144A
Ser. 06-1, Class M1, 8.285s, 2031		197,000	127,010
Equifirst Mortgage Loan Trust FRB
Ser. 05-1, Class M5, 1.141s, 2035		86,000	4,300
First Franklin Mortgage Loan Asset
Backed Certificates FRB Ser. 06-FF7,
Class 2A3, 0.621s, 2036		154,000	61,846
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4,
0.801s, 2036		217,000	130,200
FRB Ser. 06-2, Class 2A3,
0.641s, 2036		309,000	173,040
Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1, 8.22s, 2012		502,000	488,366
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.666s,
2043 (United Kingdom)	GBP	588,814	390,119
FRB Ser. 03-2, Class 2C1, 5.2s,
2043 (United Kingdom)	EUR	1,225,000	1,530,772
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$673,275	531,887
Ser. 94-4, Class B2, 8.6s, 2019		276,838	163,334
Ser. 93-1, Class B, 8.45s, 2018		257,383	191,621
Ser. 99-5, Class A5, 7.86s, 2030		2,966,884	1,731,503
Ser. 96-8, Class M1, 7.85s, 2027		304,000	154,656
Ser. 95-8, Class B1, 7.3s, 2026		285,417	167,532
Ser. 95-4, Class B1, 7.3s, 2025		289,077	170,755
Ser. 97-6, Class M1, 7.21s, 2029		182,000	76,340
Ser. 95-F, Class B2, 7.1s, 2021		24,970	18,727
Ser. 93-3, Class B, 6.85s, 2018		18,642	9,352
Ser. 99-3, Class A7, 6.74s, 2031		527,151	418,803
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,452,116	2,043,332
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	59,252
Ser. 99-5, Class A4, 7.59s, 2028		35,487	30,034
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011		298,512	234,332

ASSET-BACKED SECURITIES (8.7%)* continued

Principal amount			Value

GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.621s, 2036		$460,000	$216,706
Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.471s,
2030 (Cayman Islands)		289,000	43,350
FRB Ser. 05-1A, Class E, 2.271s,
2030 (Cayman Islands)		63,492	25,397
Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 0.801s, 2036		108,000	52,380
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class A4,
5.27s, 2018		41,031	27,500
Lehman XS Trust FRB Ser. 07-6,
Class 2A1, 0.681s, 2037		1,002,831	346,536
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.474s,
2036 (Cayman Islands)		660,000	66,000
FRB Ser. 02-1A, Class FFL, 3.211s,
2037 (Cayman Islands)		1,135,000	283,750
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012 (F)		1,409,605	916,243
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4,
1.091s, 2035		240,000	36,000
FRB Ser. 06-4, Class 2A4,
0.731s, 2036		103,000	34,670
FRB Ser. 06-1, Class 2A3,
0.661s, 2036		137,646	67,446
Lothian Mortgages PLC 144A FRB
Ser. 3A, Class D, 6.78s, 2039
(United Kingdom)	GBP	700,000	868,170
Madison Avenue Manufactured
Housing Contract FRB Ser. 02-A,
Class B1, 3.721s, 2032		$925,076	402,502
MASTR Asset Backed Securities
Trust FRB Ser. 06-FRE2, Class A4,
0.621s, 2036		54,000	22,297
Mid-State Trust Ser. 11, Class B,
8.221s, 2038		93,759	58,262
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3,
3.671s, 2034		59,066	5,907
FRB Ser. 05-HE2, Class M5,
1.151s, 2035		150,000	1,500
FRB Ser. 05-HE1, Class M3,
0.991s, 2034		150,000	24,000
FRB Ser. 06-NC4, Class M2,
0.771s, 2036		210,000	14,700
N-Star Real Estate CDO, Ltd. 144A
FRB Ser. 04-2A, Class C1, 2.471s,
2039 (Cayman Islands)		500,000	400,000

28

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (8.7%)* continued

	Principal amount	Value

Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	$46,345	$41,515
Ser. 04-B, Class C, 3.93s, 2012	29,154	24,537
New Century Home Equity Loan Trust
FRB Ser. 03-4, Class M3, 2.521s, 2033	12,489	187
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
0.631s, 2036	130,000	76,050
FRB Ser. 06-2, Class A2C,
0.621s, 2036	130,000	55,380
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	1,129,855	351,837
Ser. 99-D, Class A1, 7.84s, 2029	672,990	343,225
Ser. 00-A, Class A2, 7.765s, 2017	95,575	52,933
Ser. 95-B, Class B1, 7.55s, 2021	136,633	77,769
Ser. 00-D, Class A4, 7.4s, 2030	709,000	283,600
Ser. 02-B, Class A4, 7.09s, 2032	278,733	188,786
Ser. 99-B, Class A4, 6.99s, 2026	712,121	434,720
Ser. 00-D, Class A3, 6.99s, 2022	300,099	265,846
Ser. 01-D, Class A4, 6.93s, 2031	380,590	195,479
Ser. 98-A, Class M, 6.825s, 2028	43,000	19,862
Ser. 01-E, Class A4, 6.81s, 2031	627,118	367,815
Ser. 01-C, Class A2, 5.92s, 2017	832,018	280,230
Ser. 01-D, Class A3, 5.9s, 2022	18,293	9,316
Ser. 02-C, Class A1, 5.41s, 2032	898,077	475,981
Ser. 01-E, Class A2, 5.05s, 2019	603,654	313,707
Ser. 02-A, Class A2, 5.01s, 2020	82,143	46,440
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	131,784	82,602
FRB Ser. 01-B, Class A2,
1.57s, 2018	49,597	27,955
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 2.971s, 2035	290,000	3,915
Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4,
1.301s, 2036	98,000	5,880
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10,
2.971s, 2034 (F)	12,459	50
People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1,
Class 1A2, 0.601s, 2036	197,000	68,950
Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-NC3, Class A2,
0.661s, 2036	127,459	92,714
FRB Ser. 07-RZ1, Class A2,
0.631s, 2037	154,000	68,330
Securitized Asset Backed
Receivables, LLC
FRB Ser. 05-HE1, Class M2,
1.121s, 2035	150,000	4,500
FRB Ser. 07-NC2, Class A2B,
0.611s, 2037	144,000	63,360

ASSET-BACKED SECURITIES (8.7%)* continued

	Principal amount	Value

SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO,
0.681s, 2036	$219,000	$70,080
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.641s, 2036	104,000	45,760
FRB Ser. 06-3, Class A3,
0.631s, 2036	461,000	265,259
Soundview Home Equity Loan Trust
144A FRB Ser. 05-4, Class M10,
2.971s, 2036	284,000	2,840
South Coast Funding 144A FRB
Ser. 3A, Class A2, 3.588s, 2038
(Cayman Islands)	120,000	600
Structured Asset Investment Loan
Trust FRB Ser. 06-BNC2, Class A6,
0.731s, 2036	104,000	8,996
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 4.919s, 2015	1,311,812	885,473
TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s, 2038	395,000	59,250
TIAA Real Estate CDO, Ltd. 144A
Ser. 02-1A, Class IV, 6.84s, 2037	351,000	56,160
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 4.435s,
2044 (United Kingdom)	189,615	22,754

Total asset-backed securities (cost $46,403,689)		$26,231,289

SENIOR LOANS (7.3%)* (c)

	Principal amount	Value

Basic materials (0.6%)
Aleris International, Inc. bank term
loan FRN Ser. B, 2.567s, 2013	$141,990	$56,370
Domtar Corp. bank term loan FRN
3.251s, 2014 (Canada)	250,750	167,689
Georgia-Pacific, LLC bank term loan
FRN Ser. B, 3.698s, 2013	299,232	243,001
Georgia-Pacific, LLC bank term loan
FRN Ser. B2, 3.79s, 2012	175,364	142,410
Huntsman International, LLC bank
term loan FRN Ser. B, 2.221s, 2012	1,155,000	705,512
NewPage Holding Corp. bank term
loan FRN 5.314s, 2014	170,780	107,469
Novelis, Inc. bank term loan FRN
Ser. B, 5.77s, 2014	169,727	106,928
Novelis, Inc. bank term loan FRN
Ser. B, 5.77s, 2014	373,398	235,241
Rockwood Specialties Group, Inc.
bank term loan FRN Ser. E,
3.546s, 2012	46,200	36,927
		1,801,547

29

Putnam VT Diversified Income Fund

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Capital goods (0.7%)
Berry Plastics Holding Corp. bank
term loan FRN 3.876s, 2015	$98,250	$62,020
Graham Packaging Co., LP bank term
loan FRN 5.509s, 2011	98,250	70,494
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN 3.662s, 2014	47,441	24,432
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN Ser. B,
5.762s, 2014	901,525	464,285
Hexcel Corp. bank term loan FRN
Ser. B, 5.141s, 2012	197,499	163,924
Manitowoc Co., Inc. (The) bank term
loan FRN Ser. B, 6 1/2s, 2014	550,000	382,250
Mueller Water Products, Inc. bank
term loan FRN Ser. B, 4.952s, 2014	260,371	173,147
Polypore, Inc. bank term loan FRN
Ser. B, 3.93s, 2014	190,181	110,305
Sensata Technologies BV bank term
loan FRN 5.257s, 2013 (Netherlands)	252,829	126,414
Sequa Corp. bank term loan FRN
4.78s, 2014	257,494	140,334
Transdigm, Inc. bank term loan FRN
3.498s, 2013	300,000	237,000
Wesco Aircraft Hardware Corp. bank
term loan FRN 3.69s, 2013	117,000	87,360
		2,041,965

Communication services (1.4%)
Alltel Communications, Inc. bank
term loan FRN Ser. B2, 4.371s, 2015	585,553	573,988
Alltel Communications, Inc. bank
term loan FRN Ser. B3, 3.939s, 2015	607,387	595,998
Cablevision Systems Corp. bank term
loan FRN 2.949s, 2013	93,718	79,621
Cebridge Connections, Inc. bank term
loan FRN Ser. B, 6.16s, 2013	335,813	216,599
Charter Communications
Operating, LLC bank term loan FRN
8.77s, 2014	188,575	148,188
Charter Communications, Inc. bank
term loan FRN 6.262s, 2014	150,000	82,500
Charter Communications, Inc. bank
term loan FRN 5.06s, 2014	746,266	544,774
Cricket Communications, Inc. bank
term loan FRN Ser. B, 7.262s, 2013	4,404	3,649
Crown Castle International Corp.
bank term loan FRN 5.376s, 2014	43,026	29,257
Fairpoint Communications, Inc. bank
term loan FRN Ser. B, 6.563s, 2015	390,000	242,775
Insight Midwest, LP bank term loan
FRN Ser. B, 3.91s, 2014	96,576	71,225
Intelsat Corp. bank term loan FRN
Ser. B2, 6.65s, 2011	147,624	111,351
Intelsat Corp. bank term loan FRN
Ser. B2-A, 6.65s, 2013	147,668	111,384

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Communication services continued
Intelsat Corp. bank term loan FRN
Ser. B2-C, 6.65s, 2013	$147,624	$111,351
Intelsat, Ltd. bank term loan FRN
6.883s, 2014 (Bermuda)	375,000	243,750
Intelsat, Ltd. bank term loan FRN
Ser. B, 3.898s, 2013 (Bermuda)	392,000	312,816
Level 3 Communications, Inc. bank
term loan FRN 7s, 2014	117,000	70,054
Mediacom Communications Corp.
bank term loan FRN Ser. C,
1.77s, 2015	490,344	308,917
Mediacom Communications Corp.
bank term loan FRN Ser. D2,
2.02s, 2015	88,200	57,330
MetroPCS Wireless, Inc. bank term
loan FRN 4.843s, 2013	104,573	83,561
PAETEC Holding Corp. bank term
loan FRN 3.936s, 2013	44,663	26,723
PAETEC Holding Corp. bank term
loan FRN Ser. B1, 3.936s, 2013	113,505	67,914
Time Warner Telecom, Inc. bank
term loan FRN Ser. B, 3.691s, 2013	135,096	104,361
West Corp. bank term loan FRN
3.468s, 2013	63,124	38,618
		4,236,704

Consumer cyclicals (2.3%)
Affinion Group, Inc. bank term loan
FRN Ser. B, 4.644s, 2013	731,743	497,585
Allison Transmission bank term loan
FRN Ser. B, 4.581s, 2014	304,133	168,142
CCM Merger, Inc. bank term loan
FRN Ser. B, 5.101s, 2012	64,493	29,022
Cenveo, Inc. bank term loan FRN
Ser. C, 3.275s, 2014	175,964	101,179
Cenveo, Inc. bank term loan FRN
Ser. DD, 3.275s, 2014	5,863	3,371
Cinemark USA, Inc. bank term loan
FRN 3.58s, 2013	386,904	277,189
Citadel Communications bank term
loan FRN Ser. B, 4.726s, 2014	315,000	126,000
Dana Corp. bank term loan FRN
6.353s, 2015	316,076	148,951
Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN
Ser. B, 7.538s, 2014	235,000	94,000
DirecTV Holdings, LLC bank term
loan FRN 5 1/4s, 2013	205,667	181,929
GateHouse Media, Inc. bank term
loan FRN Ser. B, 4.2s, 2014	440,598	55,515
GateHouse Media, Inc. bank term
loan FRN Ser. B, 4.12s, 2014	160,000	20,160
GateHouse Media, Inc. bank term
loan FRN Ser. DD, 9.076s, 2014	164,402	20,715

30

Putnam VT Diversified Income Fund

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Consumer cyclicals continued
Golden Nugget, Inc. bank term loan
FRN Ser. B, 2.48s, 2014	$73,182	$19,027
Golden Nugget, Inc. bank term loan
FRN Ser. DD, 3.15s, 2014 (U)	41,818	10,873
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.708s, 2011	860,990	628,523
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 2.22s, 2010	1,085,280	681,013
Harrah’s Operating Co., Inc. bank
term loan FRN Ser. B2, 6.536s, 2015	116,123	67,125
Idearc, Inc. bank term loan FRN
Ser. B, 5.67s, 2014	918,532	280,152
Isle of Capri Casinos, Inc. bank term
loan FRN 5.512s, 2014	150,647	88,580
Isle of Capri Casinos, Inc. bank term
loan FRN Ser. A, 5.512s, 2014	45,424	26,709
Isle of Capri Casinos, Inc. bank term
loan FRN Ser. B, 5.512s, 2014	60,259	35,432
Lear Corp bank term loan FRN
4.584s, 2013	527,534	231,851
Michaels Stores, Inc. bank term loan
FRN Ser. B, 3.523s, 2013	89,382	45,965
National Bedding Co. bank term loan
FRN 3.752s, 2011	50,614	28,470
Navistar Financial Corp. bank term
loan FRN 4.358s, 2012	165,867	90,674
Navistar International Corp. bank
term loan FRN 3.721s, 2012	456,133	249,353
R.H. Donnelley, Inc. bank term loan
FRN 6.857s, 2011	408,687	229,376
R.H. Donnelley, Inc. bank term loan
FRN Ser. D1, 6 3/4s, 2011	216,613	123,469
Reader’s Digest Association, Inc. (The)
bank term loan FRN Ser. B,
4.083s, 2014	294,750	91,373
Realogy Corp. bank term loan FRN
3.853s, 2013 (R)	124,258	77,247
Realogy Corp. bank term loan FRN
Ser. B, 5.706s, 2013 (R)	461,532	286,919
Six Flags Theme Parks bank term loan
FRN 3.686s, 2015	397,800	231,520
Tribune Co. bank term loan FRN
Ser. B, 5 1/4s, 2014 (In default)	696,187	192,446
Tropicana Entertainment bank term
loan FRN Ser. B, 4 1/2s, 2011	665,000	151,841
TRW Automotive, Inc. bank term
loan FRN Ser. B, 5.211s, 2014	132,975	87,232
United Components, Inc. bank term
loan FRN Ser. D, 4.39s, 2012	316,667	218,500
Universal City Development Partners
bank term loan FRN Ser. B,
6.284s, 2011	462,727	397,945
Univision Communications, Inc. bank
term loan FRN Ser. B, 3.686s, 2014	367,000	146,188

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Consumer cyclicals continued
Visant Holding Corp. bank term loan
FRN Ser. C, 5.171s, 2010	$227,564	$187,740
Visteon Corp. bank term loan FRN
Ser. B, 7 3/4s, 2013	450,000	107,250
Warner Music Group bank term loan
FRN Ser. B, 4.285s, 2011	139,349	105,209
Yankee Candle Co., Inc. bank term
loan FRN 3.404s, 2014	69,000	34,569
		6,876,329

Consumer staples (0.5%)
Dean Foods Co. bank term loan FRN
Ser. B, 5.24s, 2014	365,390	305,362
Jarden Corp. bank term loan FRN
Ser. B1, 5.512s, 2012	196,420	145,548
Jarden Corp. bank term loan FRN
Ser. B2, 5.512s, 2012	98,219	72,780
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 6.126s, 2014	711,749	483,278
Rental Service Corp. bank term loan
FRN 7.402s, 2013	380,000	200,806
Rite-Aid Corp. bank term loan FRN
Ser. B, 3.795s, 2014	79,400	46,251
Spectrum Brands, Inc. bank term loan
FRN 1.751s, 2013	21,751	11,746
Spectrum Brands, Inc. bank term loan
FRN Ser. B1, 6.571s, 2013	386,700	208,818
Ticketmaster bank term loan FRN
Ser. B, 6.64s, 2014	295,000	200,600
		1,675,189

Energy (0.3%)
CR Gas Storage bank term loan FRN
4.847s, 2013	34,858	24,575
CR Gas Storage bank term loan FRN
4.843s, 2013	14,509	10,229
CR Gas Storage bank term loan FRN
Ser. B, 4.847s, 2013	215,482	151,915
CR Gas Storage bank term loan FRN
Ser. DD, 4.844s, 2013	23,613	16,647
Enterprise GP Holdings, LP bank term
loan FRN 5.663s, 2014	27,000	21,870
EPCO Holding, Inc. bank term loan
FRN Ser. A, 1.508s, 2012	185,000	151,700
Hercules Offshore, Inc. bank term
loan FRN Ser. B, 5.64s, 2013	223,933	144,437
MEG Energy Corp. bank term loan
FRN 5.77s, 2013 (Canada)	72,938	47,045
MEG Energy Corp. bank term loan
FRN Ser. DD, 5.77s, 2013 (Canada)	74,344	47,952
Petroleum Geo-Services ASA bank
term loan FRN 5.51s, 2015 (Norway)	104,867	71,309
Quicksilver Resources, Inc. bank term
loan FRN 7 3/4s, 2013	252,491	162,856

31

Putnam VT Diversified Income Fund

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Energy continued
Targa Resources, Inc. bank term loan
FRN 5.97s, 2012	$200,448	$123,991
Targa Resources, Inc. bank term loan
FRN 3.637s, 2012	115,161	71,235
		1,045,761

Financials (—%)
General Growth Properties, Inc. bank
term loan FRN Ser. A, 2.98s, 2010 (R)	85,000	24,589
Hub International, Ltd. bank term loan
FRN Ser. B, 6.262s, 2014	104,882	59,782
Hub International, Ltd. bank term loan
FRN Ser. DD, 6.262s, 2014	23,574	13,437
		97,808

Health care (0.6%)
Community Health Systems, Inc. bank
term loan FRN Ser. B, 4.445s, 2014	392,996	304,670
Community Health Systems, Inc.
bank term loan FRN Ser. DD,
3.404s, 2014 (U)	20,276	15,719
Health Management Associates, Inc.
bank term loan FRN 5.512s, 2014	933,337	570,669
Healthsouth Corp. bank term loan
FRN Ser. B, 4.699s, 2013	257,787	197,391
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
8.758s, 2014	288,070	156,998
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
7.62s, 2014	20,198	14,328
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. B, 3.431s, 2014	217,795	154,498
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. DD, 3.431s, 2014	75,364	53,462
LifePoint, Inc. bank term loan FRN
Ser. B, 3.821s, 2012	158,330	131,810
Sun Healthcare Group, Inc. bank term
loan FRN 3.662s, 2014	19,507	12,972
Sun Healthcare Group, Inc. bank term
loan FRN Ser. B, 4.823s, 2014	90,051	59,884
Sun Healthcare Group, Inc. bank term
loan FRN Ser. DD, 4.955s, 2014	11,565	7,691
		1,680,092

Technology (0.3%)
Activant Solutions Holdings, Inc. bank
term loan FRN Ser. B, 6.066s, 2013	129,347	80,195
Compucom Systems, Inc. bank term
loan FRN 4.94s, 2014	109,074	70,898
First Data Corp. bank term loan FRN
Ser. B1, 3.416s, 2014	268,890	171,993
First Data Corp. bank term loan FRN
Ser. B3, 3.416s, 2014	287,079	183,628

SENIOR LOANS (7.3%)* (c) continued

Principal amount			Value

Technology continued
Flextronics International, Ltd. bank
term loan FRN Ser. B, 7.069s,
2014 (Singapore)		$142,174	$89,095
Flextronics International, Ltd. bank
term loan FRN Ser. B, 6.155s,
2014 (Singapore)		494,764	310,052
Travelport bank term loan FRN
6.262s, 2013		4,550	1,931
Travelport bank term loan FRN Ser. B,
6.012s, 2013		69,418	29,459
Travelport bank term loan FRN
Ser. DD, 3.686s, 2013		24,553	10,517
			947,768

Transportation (0.2%)
Ceva Group PLC bank term loan FRN
9.458s, 2015 (Netherlands) (F)		1,485,000	549,450
Delta Airlines, Inc. bank term loan FRN
3.951s, 2012		2,250	1,471
			550,921

Utilities and power (0.4%)
Dynegy Holdings, Inc. bank term loan
FRN 2.94s, 2013		143,000	106,893
Energy Future Holdings Corp. bank
term loan FRN Ser. B2, 5.603s, 2014		203,575	140,721
Energy Future Holdings Corp. bank
term loan FRN Ser. B3, 5.382s, 2014		523,375	361,783
NRG Energy, Inc. bank term loan FRN
5.412s, 2014		119,790	103,468
NRG Energy, Inc. bank term loan FRN
5.262s, 2014		242,905	209,809
Reliant Energy, Inc. bank term loan
FRN 1.88s, 2014		335,000	239,860
			1,162,534

Total senior loans (cost $35,235,860)			$22,116,618

PURCHASED OPTIONS OUTSTANDING (4.1%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with Goldman Sachs
International for the right
to pay a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	$15,663,000	$45,423
Option on an interest rate
swap with Goldman Sachs
International for the right to
receive a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	3,587,140

32

Putnam VT Diversified Income Fund

PURCHASED OPTIONS OUTSTANDING (4.1%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to pay a fixed rate of 5.03%
versus the three month
USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	$25,080,000	$144,712
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to pay a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	45,423
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to receive a fixed rate of 5.03%
versus the three month
USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	25,080,000	4,950,541
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to receive a fixed rate
of 5.355% versus the three
month USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	15,663,000	3,587,140

Total purchased options outstanding (cost $4,596,060)			$12,360,379

CONVERTIBLE BONDS AND NOTES (0.1%)*

Principal amount		Value

General Cable Corp. cv. company
guaranty sr. unsec. notes 1s, 2012	$510,000	$318,113

Total convertible bonds and notes (cost $407,609)		$318,113

PREFERRED STOCKS (—%)*

	Shares	Value

GMAC Preferred Blocker, Inc. 144A
stepped-coupon 9% (7%, 1/17/09) pfd. †† (F)	163	$53,790

Total preferred stocks (cost $54,831)		$53,790

COMMON STOCKS (—%)*

	Shares	Value

AboveNet, Inc. †	265	$7,685
Bohai Bay Litigation, LLC (Units) (F)	842	39,161
Vertis Holdings, Inc. (F) †	8,044	8

Total common stocks (cost $11,843)		$46,854

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	102	$1,020
Dayton Superior Corp.
144A (F)	6/15/09	0.01	890	720
New ASAT Finance, Ltd.
(Cayman Islands) (F)	2/1/11	0.01	2,860	1
Smurfit Kappa Group
PLC 144A (Ireland)	10/1/13	EUR 0.001	422	5,381
Vertis Holdings, Inc. (F)	10/18/15	$0.01	535	1

Total warrants (cost $32,896)				$7,123

CONVERTIBLE PREFERRED STOCKS (—%)*

	Shares	Value

Emmis Communications Corp. Ser. A, $3.125
cum. cv. pfd.	1,987	$4,471
Lehman Brothers Holdings, Inc. Ser. P, 7.25%
cv. pfd. (In default)	627	314

Total convertible preferred stocks (cost $682,165)		$4,785

SHORT-TERM INVESTMENTS (31.7%)*

Principal amount/shares			Value

Egypt Treasury Bills for an effective
yield of 10.56%, January 27, 2009	EGP	2,475,000	$447,632
Federated Prime Obligations Fund		58,552,082	58,552,082
Interest in $300,000,000 joint tri-party
repurchase agreement dated
December 31, 2008 with Deutsche
Bank Securities due January 2, 2009 —
maturity value of $29,000,161 for an
effective yield of 0.10% (collateralized
by various mortgage backed securities
with coupon rates ranging from 5.00%
to 7.00% and due dates ranging from
April 1, 2034 to December 1, 2038,
valued at $306,000,001)		$29,000,000	29,000,000
U.S. Treasury Bills for effective yields
ranging from 0.45% to 0.48%,
November 19, 2009 #		200,000	198,882
U.S. Treasury Cash Management Bills
for an effective yield of 0.88%,
May 15, 2009 #		7,390,000	7,365,805

Total short-term investments (cost $95,580,633)			$95,564,401

Total investments (cost $490,688,350)			$419,725,181

Key to holding’s currency abbreviations

ARS	Argentine Peso	INR	Indian Rupee
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	RUB	Russian Ruble
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	USD/$	United States Dollar
GBP	British Pound	ZAR	South African Rand

33

Putnam VT Diversified Income Fund

* Percentages indicated are based on net assets of $301,401,862.

† Non-income-producing security.

†† The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(U)These securities, in part or in entirety, represent unfunded loan commitments (Note 7).

At December 31, 2008, liquid assets totaling $180,242,644 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

Debt obligations are considered secured unless otherwise indicated. 144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates. Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008
(as a percentage of Portfolio Value):
United States	86.1%
Japan	4.4
Luxembourg	1.8
Sweden	1.1
United Kingdom	1.0
Canada	0.8
Argentina	0.8
Colombia	0.5
Cayman Islands	0.5
Other	3.0

Total	100.0%

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08
(aggregate face value $27,634,097)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,688,345	$3,748,414	1/21/09	$(60,069)
British Pound	2,333,433	2,354,388	1/21/09	(20,955)
Canadian Dollar	1,922,752	2,010,972	1/21/09	(88,220)
Danish Krone	331,610	303,067	1/21/09	28,543
Euro	7,702,492	7,127,221	1/21/09	575,271
Hungarian Forint	866,195	791,928	1/21/09	74,267
Malaysian Ringgit	1,272,442	1,210,000	1/21/09	62,442
Mexican Peso	75,583	81,035	1/21/09	(5,452)
Norwegian Krone	3,325,892	3,255,268	1/21/09	70,624
Polish Zloty	2,534,499	2,478,345	1/21/09	56,154
South African Rand	865,521	944,500	1/21/09	(78,979)
Swedish Krona	1,710,750	1,663,138	1/21/09	47,612
Swiss Franc	1,871,456	1,665,821	1/21/09	205,635

Total				$866,873

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08
(aggregate face value $35,074,902)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,357,197	$3,233,359	1/21/09	$(123,838)
Brazilian Real	713,813	703,473	1/21/09	(10,340)
British Pound	4,375,000	4,399,488	1/21/09	24,488
Canadian Dollar	2,739,129	2,835,767	1/21/09	96,638
Euro	4,866,468	4,483,617	1/21/09	(382,851)
Hungarian Forint	960,779	873,697	1/21/09	(87,082)
Japanese Yen	2,829,253	2,784,692	1/21/09	(44,561)
Norwegian Krone	4,156,478	4,078,056	1/21/09	(78,422)
Polish Zloty	2,036,135	1,996,913	1/21/09	(39,222)
South African Rand	841,831	920,815	1/21/09	78,984
Swedish Krona	6,711,771	6,516,299	1/21/09	(195,472)
Swiss Franc	2,482,302	2,248,726	1/21/09	(233,576)

Total				$(995,254)

FUTURES CONTRACTS OUTSTANDING at 12/31/08

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian
Government
Treasury Bond
10 yr (Long)	1	$510,147	Mar-09	$1,750
Canadian
Government
Bond 10 yr (Short)	3	313,271	Mar-09	(13,084)
Euro-Bund
10 yr (Short)	87	15,160,982	Mar-09	(319,176)
Euro-Dollar
90 day (Short)	92	22,740,100	Jun-09	(391,038)

34

Putnam VT Diversified Income Fund

FUTURES CONTRACTS OUTSTANDING at 12/31/08 continued

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Short)	272	$67,146,600	Sep-09	$(1,203,065)
Euro-Dollar
90 day (Short)	489	120,520,163	Dec-09	(2,202,781)
Euro-Dollar
90 day (Short)	16	3,938,800	Mar-10	(85,969)
Japanese
Government Bond
10 yr (Long)	3	4,626,968	Mar-09	29,337
Japanese
Government Bond
10 yr Mini (Short)	1	153,825	Mar-09	(500)
U.K. Gilt 10 yr (Long)	14	2,520,961	Mar-09	155,342
U.S. Treasury Bond
20 yr (Short)	43	5,936,016	Mar-09	21,131
U.S. Treasury Note
2 yr (Short)	215	46,883,438	Mar-09	(402,654)
U.S. Treasury Note
5 yr (Short)	86	10,238,703	Mar-09	(297,619)
U.S. Treasury Note
10 yr (Short)	260	32,695,000	Mar-09	(331,824)

Total				$(5,040,150)

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $6,087,691)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank for the obligation to pay
a fixed rate of 4.40% versus the
three month USD-LIBOR-BB
maturing November 9, 2019.	$47,455,000	Nov-09/4.40	$7,210,787
Option on an interest rate
swap with JPMorgan Chase
Bank for the obligation
to receive a fixed rate of 4.40%
versus the three month
USD-LIBOR-BBA maturing
November 9, 2019.	47,455,000	Nov-09/4.40	409,062

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $6,087,691) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 4.82%
versus the three month
USD-LIBOR-BBA maturing
on September 12, 2018.	$3,985,000	Sep-13/4.82	$349,325
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.51%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	19,678,500	May-12/5.51	4,053,771
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of 4.82%
versus the three month
USD-LIBOR-BBA maturing
on September 12, 2018.	3,985,000	Sep-13/4.82	50,849
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of 5.51%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	19,678,500	May-12/5.51	276,877

Total			$12,350,671

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08
(proceeds receivable $33,695,742)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, January 1, 2039	$1,000,000	1/13/09	$1,039,219
FNMA, 6s, January 1, 2039	5,000,000	1/13/09	5,151,172
FNMA, 5 1/2s, January 1, 2039	2,000,000	1/13/09	2,051,875
FNMA, 5s, January 1, 2039	19,000,000	1/13/09	19,415,625
FNMA, 4 1/2s, January 1, 2039	6,000,000	1/13/09	6,088,125

Total			$33,746,016

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$25,016,000	$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$637,155

19,200,000	—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(1,906,101)

1,000,000	—	7/29/18	3 month USD-LIBOR-BBA	4.75%	202,020

11,377,000	—	8/26/18	3 month USD-LIBOR-BBA	4.54375%	2,107,113

180,330,000	—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	6,868,816

5,053,000	—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(1,689,721)

3,420,000	10,675	10/1/18	3 month USD-LIBOR-BBA	4.30%	534,066

35

Putnam VT Diversified income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. continued
	$13,317,000		$(56,115)	10/8/38	3 month USD-LIBOR-BBA	4.30%	$4,079,448

	831,000		(314)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(147,677)

	14,167,000		12,879	10/20/10	3 month USD-LIBOR-BBA	3.00%	341,036

	470,841,000		—	12/22/10	3 month USD-LIBOR-BBA	1.515%	87,482

	7,819,000		—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(2,528,539)

Barclays Bank PLC
	28,712,000		—	12/9/10	3 month USD-LIBOR-BBA	2.005%	262,109

	32,163,000		—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	752,206

Citibank, N.A.
JPY	812,000,000		—	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(530,700)

	$24,000,000		—	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(4,887,579)

MXN	31,880,000	(F)	—	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	103,023

MXN	9,565,000	(F)	—	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	31,872

CAD	3,250,000		—	8/8/18	4.119%	3 month CAD-BA-CDOR	(434,052)

ZAR	17,220,000	(F)	—	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(134,219)

ZAR	8,610,000	(F)	—	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(71,520)

AUD	3,600,000	(E)	—	9/11/18	6.1%	6 month AUD-BBR-BBSW	(153,699)

	$82,885,000		—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	5,988,790

	4,884,000		—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(1,723,798)

	258,788,000		—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	8,479,276

Citibank, N.A., London
JPY	960,000,000		—	2/10/16	6 month JPY-LIBOR-BBA	1.755%	539,003

Credit Suisse International
	$9,974,900		—	9/16/10	3.143%	3 month USD-LIBOR-BBA	(369,003)

	106,351,000		—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	3,487,629

	13,912,000		—	9/23/10	3 month USD-LIBOR-BBA	3.32%	576,561

	7,865,000		—	10/9/10	3 month USD-LIBOR-BBA	2.81%	159,507

EUR	3,950,000	(E)	—	11/6/18	6 month EUR-EURIBOR-Reuters	4.9425%	125,163

	$9,000,000		—	12/5/20	3 month USD-LIBOR-BBA	3.01%	297,117

	3,540,000		(37,837)	12/10/38	2.69%	3 month USD-LIBOR-BBA	19,825

	86,630,000		570,412	12/10/28	3 month USD-LIBOR-BBA	2.81%	372,134

	23,865,000		—	6/30/38	2.71%	3 month USD-LIBOR-BBA	261,232

EUR	20,540,000		—	7/4/15	3.93163%	6 month EUR-EURIBOR-
						Telerate	(664,633)

Deutsche Bank AG
	$9,065,000		—	9/23/38	4.75%	3 month USD-LIBOR-BBA	(3,759,855)

	9,246,000		—	10/17/18	4.585%	3 month USD-LIBOR-BBA	(1,624,792)

	109,887,000		—	10/24/10	3 month USD-LIBOR-BBA	2.604%	1,964,663

	9,000,000		—	11/18/18	3 month USD-LIBOR-BBA	4.04%	1,183,341

	77,621,000		—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	3,025,407

ZAR	8,620,000		—	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	16,210

	$47,098,000		—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	1,648,103

	58,876,000		—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(1,246,409)

	10,767,000		—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	191,708

	18,992,000		—	12/11/18	2.94%	3 month USD-LIBOR-BBA	(614,983)

	58,989,000		—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	1,227,279

	14,639,000		—	12/16/28	3 month USD-LIBOR-BBA	2.845%	52,576

	230,738,000		—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	288,833

	5,000,000		—	12/22/13	2.008%	3 month USD-LIBOR-BBA	27,958

36

Putnam VT Diversified income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG continued
	$11,715,000		$—	12/24/13	2.165%	3 month USD-LIBOR-BBA	$(23,139)

	33,851,000		—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(47,675)

Goldman Sachs International
	20,167,000		—	4/3/18	3 month USD-LIBOR-BBA	4.19%	2,798,115

	82,829,000		—	4/8/10	3 month USD-LIBOR-BBA	2.64%	1,026,224

	10,304,000		—	4/23/18	4.43%	3 month USD-LIBOR-BBA	(1,610,286)

	14,587,000		—	5/19/18	4.525%	3 month USD-LIBOR-BBA	(2,456,722)

JPY	549,700,000		—	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(391,770)

EUR	18,000,000		—	10/13/13	4.38%	6 month EUR-EURIBOR-
						Reuters	(1,064,204)

EUR	20,000,000		—	10/13/18	6 month EUR-EURIBOR-Reuters	4.54%	1,606,396

EUR	4,810,000		—	10/13/38	4.18%	6 month EUR-EURIBOR-
						Reuters	(692,226)

	$6,392,000		6,989	10/24/13	3 month USD-LIBOR-BBA	3.50%	406,664

	17,129,000		8,072	10/24/10	3 month USD-LIBOR-BBA	2.60%	313,805

EUR	10,000,000		—	10/27/18	4.32%	6 month EUR-EURIBOR-
						Reuters	(568,021)

EUR	7,420,000		—	10/27/23	6 month EUR-EURIBOR-Reuters	4.43%	539,063

EUR	19,730,000		—	10/31/10	6 month EUR-EURIBOR-Reuters	3.715%	309,922

	$32,787,000		202,948	11/18/18	4.10%	3 month USD-LIBOR-BBA	(4,233,084)

	96,415,000		(26,519)	11/18/10	3 month USD-LIBOR-BBA	2.35%	1,514,995

	87,174,000		317,636	11/18/13	3.45%	3 month USD-LIBOR-BBA	(5,134,198)

JPMorgan Chase Bank, N.A.
	3,098,000		—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(530,893)

	12,555,000		—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	2,155,952

	12,762,000		—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(5,878,856)

	26,583,000		—	3/20/13	3 month USD-LIBOR-BBA	3.145%	1,462,999

	56,404,000		—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,066,956

	21,924,000		—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	1,366,522

	41,694,000		—	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,064,658

	15,000,000		—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(1,559,160)

	6,137,000		—	7/16/10	3 month USD-LIBOR-BBA	3.384%	216,674

	2,660,000		—	7/17/18	4.52%	3 month USD-LIBOR-BBA	(475,862)

	17,719,000		—	7/22/10	3 month USD-LIBOR-BBA	3.565%	714,796

MXN	31,880,000	(F)	—	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	108,367

	$47,526,000		—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,933,174

AUD	18,340,000	(E)	—	8/6/18	6 month AUD-BBR-BBSW	6.865%	1,180,180

ZAR	11,040,000		—	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(86,274)

ZAR	5,520,000		—	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(46,430)

ZAR	11,040,000		—	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(92,563)

JPY	3,090,500,000		—	9/18/15	6 month JPY-LIBOR-BBA	1.19%	378,444

JPY	7,230,000		—	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(8,639)

	$17,170,000		—	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(6,972,065)

EUR	15,320,000		—	10/17/13	6 month EUR-EURIBOR-Reuters	4.51%	1,054,539

	$3,663,000		—	10/22/10	3 month USD-LIBOR-BBA	2.78%	73,749

	2,442,000		—	10/22/18	3 month USD-LIBOR-BBA	4.2825%	366,064

	12,764,000		—	10/23/13	3 month USD-LIBOR-BBA	3.535%	813,484

EUR	5,840,000		—	10/31/13	6 month EUR-EURIBOR-Reuters	3.967%	209,741

EUR	23,610,000		—	11/4/18	6 month EUR-EURIBOR-Reuters	4.318%	1,354,607

37

Putnam VT Diversified income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
	$5,845,000		$(17,193)	11/4/18	3 month USD-LIBOR-BBA	4.45%	$958,046

	28,963,000		—	11/10/18	3 month USD-LIBOR-BBA	4.83%	5,855,852

	1,000,000		—	11/18/18	3 month USD-LIBOR-BBA	4.04%	131,482

	83,000,000		—	11/24/10	3 month USD-LIBOR-BBA	2.0075%	781,903

	6,597,000	(E)	—	11/24/18	3.735%	3 month USD-LIBOR-BBA	(183,858)

EUR	12,180,000		—	12/11/13	6 month EUR-EURIBOR-Reuters	3.536%	188,444

EUR	17,400,000		—	12/16/10	6 month EUR-EURIBOR-Reuters	2.994%	65,061

	$1,362,000		—	12/19/18	5%	3 month USD-LIBOR-BBA	(295,550)

JPY	3,880,000,000		—	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(1,784,873)

Merrill Lynch Capital Services, Inc.
	$36,123,000		—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(3,599,161)

	20,192,000		—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(550,781)

	22,126,000		—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	880,376

JPY	549,700,000		—	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(391,232)

Merrill Lynch Derivative Products AG
JPY	274,800,000		—	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(218,292)

UBS AG
	$376,980,000		—	10/29/10	2.75%	3 month USD-LIBOR-BBA	(7,871,552)

	63,145,000		—	10/29/20	3 month USD-LIBOR-BBA	4.18142%	9,713,961

	60,426,000		2,075,103	11/10/38	4.45%	3 month USD-LIBOR-BBA	(18,730,509)

	152,697,000		3,879,061	11/10/18	4.45%	3 month USD-LIBOR-BBA	(21,806,949)

	4,747,000		62,452	11/24/38	3.3%	3 month USD-LIBOR-BBA	(454,966)

	1,685,000		8,225	11/24/18	3.4%	3 month USD-LIBOR-BBA	(116,872)

	1,294,000		(409)	11/24/10	3 month USD-LIBOR-BBA	2.05%	12,860

	151,660,000		—	11/24/10	3 month USD-LIBOR-BBA	2.05%	1,552,651

Total							$(20,248,555)

(E) See Note 1 to the financial statements regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08

						Unrealized
Swap counterparty /			Termination	Fixed payments received (paid)	Total return received by	appreciation/
Notional amount			date	by fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	16,248,000	(F)	3/26/09	(2.27%)	Eurostat Eurozone HICP
					excluding tobacco	$(134,179)

EUR	9,090,000	(F)	4/30/13	2.375%	French Consumer Price Index
					excluding tobacco	578,275

EUR	9,090,000	(F)	4/30/13	(2.41%)	Eurostat Eurozone HICP
					excluding tobacco	(609,140)

EUR	9,090,000		5/6/13	2.34%	French Consumer Price Index
					excluding tobacco	495,749

EUR	9,090,000	(F)	5/6/13	(2.385%)	Eurostat Eurozone HICP
					excluding tobacco	(598,329)

	$12,030,000	(F)	10/23/10	(1.38%)	USA Non Revised Consumer
					Price Index-Urban (CPI-U)	(494,600)

JPMorgan Chase Bank, N.A.
	146,000,000		1/13/09	(3.35%) 5.00%	FNMA 5.00% 30 YR TBA	2,486,835

Total						$1,724,611

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

38

Putnam VT Diversified income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Clear Channel Communications,
5 3/4%, 1/15/13	Caa1	$—		$330,000	9/20/09	635 bp	$(60,062)

Financial Security Assurance
Holdings, Ltd, 6.4%, 12/15/66	Baa1	—		460,000	12/20/12	95 bp	(164,683)

Ford Motor Co., 7.45%, 7/16/31	—	—		340,000	3/20/12	(525 bp)	225,526

Ford Motor Credit Co., 7%, 10/1/13	Caa1	—		1,020,000	3/20/12	285 bp	(203,213)

Nalco Co., 7.75%, 11/15/11	B1	—		65,000	9/20/12	350 bp	(6,782)

Visteon Corp., 7%, 3/10/14	—	(119,531)		450,000	9/20/13	(500 bp)	204,712

Barclays Bank PLC
Peru CD	Baa3	—		859,623	1/7/09	170 bp	22,326

Citibank, N.A.
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—		1,870,000	3/20/09	575 bp	(50,551)

DJ ABX HE A Index	CCC	2,025,275		2,852,500	1/25/38	369 bp	(711,371)

DJ ABX HE AAA Index	AA+	681,158		3,629,419	5/25/46	11 bp	(397,087)

DJ ABX HE AAA Index	BB+	496,335		1,711,500	1/25/38	76 bp	(547,463)

DJ ABX HE PEN AAA Index	AA+	592,401		4,222,680	5/25/46	11 bp	(662,092)

DJ ABX HE PEN AAA Series 6
Version 1 Index	AA+	140,868		730,304	5/25/46	11 bp	(75,829)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	557,816		3,349,144	5/25/46	11 bp	(437,164)

DJ CDX NA EM Series 10 Index	BB	29,229		485,000	12/20/13	335 bp	(43,069)

Lighthouse International Co., SA,
8%, 4/30/14	B2	—	EUR	400,000	3/20/13	815 bp	(85,450)

Republic of Argentina, 8.28%, 12/31/33	—	—		$245,000	9/20/13	(1,170 bp)	117,206

Republic of Argentina, 8.28%, 12/31/33	—	—		245,000	9/20/13	(945 bp)	127,009

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		215,000	9/20/13	940 bp	(86,659)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		215,000	6/20/13	585 bp	(58,242)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		45,000	3/20/09	275 bp	(932)

Sara Lee Corp., 6 1/8%, 11/1/32	—	—		250,000	9/20/11	(43 bp)	1,863

Wind Acquisition Finance SA,
9 3/4%, 12/1/15	—	—	EUR	198,000	3/20/13	(495 bp)	9,486

Credit Suisse First Boston International
Ukraine (Government of ), 7
.65%, 6/11/13	B1	—		$795,000	10/20/11	194 bp	(395,430)

Credit Suisse International
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—		160,000	6/20/09	165 bp	(13,651)

DJ ABX HE AAA Series 7
Version 2 Index	BB+	27,195		49,000	1/25/38	76 bp	(2,689)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	241,710		1,220,121	5/25/46	11 bp	(118,203)

DJ CDX NA HY Series 10	B+	159,600		1,520,000	6/20/13	500 bp	(78,951)

DJ CDX NA HY Series 10	B+	978,562		9,210,000	6/20/13	500 bp	(466,865)

DJ CDX NA IG Series 11 Index	—	(87,192)		2,835,000	12/20/13	(150 bp)	(28,916)

DJ CMB NA CMBX AAA Index	AAA	133,156		800,000	12/13/49	8 bp	(106,599)

DJ CMB NA CMBX AAA Index	AAA	14,491		92,500	2/17/51	35 bp	(13,447)

DJ CMB NA CMBX AAA Index	AAA	648,806		5,017,000	2/17/51	35 bp	(866,468)

DJ CMB NA CMBX AAA Index	AAA	664,637		5,017,000	2/17/51	35 bp	(850,638)

39

Putnam VT Diversified income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Credit Suisse International continued
DJ CMB NA CMBX AAA Index	AAA	$558,942		$5,017,000	2/17/51	35 bp	$(956,332)

DJ CMB NA CMBX AAA Index	AAA	169,415		1,255,000	2/17/51	35 bp	(209,630)

DJ CMB NA CMBX AAA Index	AAA	69,536		610,000	2/17/51	35 bp	(114,701)

DJ CMB NA CMBX AAA Index	—	(98,327)		1,252,000	2/17/51	(35 bp)	279,812

DJ CMB NA CMBX AAA Index	—	(46,689)		626,000	2/17/51	(35 bp)	142,381

DJ CMB NA CMBX AAA Index	—	(527,056)		3,766,000	2/17/51	(35 bp)	610,382

Harrahs Operating Co. Inc.,
5 5/8%, 6/1/15	Caa3	—		135,000	3/20/09	600 bp	(8,546)

Republic of Peru, 8 3/4%, 11/21/33	Ba1	—		455,000	4/20/17	125 bp	(58,493)

Deutsche Bank AG
DJ ABX HE A Series 7
Version 2 Index	CCC	1,133,860		1,246,000	1/25/38	369 bp	(61,534)

DJ ABX HE AAA Index	AAA	115,040		1,479,038	7/25/45	18 bp	(180,684)

DJ ABX HE PEN AAA Index	AA+	589,696		4,222,680	5/25/46	11 bp	(655,917)

DJ CDX NA HY Series 11
Version 1 Index	B+	2,549,750		10,850,000	12/20/13	500 bp	381,148

DJ iTraxx Europe Series 8
Version 1	—	(46,043)	EUR	480,000	12/20/12	(375 bp)	84,007

DJ iTraxx Europe Series 9
Version 1	—	135,598	EUR	1,985,000	6/20/13	(650 bp)	483,948

Federal Republic of Brazil,
12 1/4%, 3/6/30	Ba1	—		$700,000	10/20/17	105 bp	(103,510)

General Electric Capital Corp.,
6%, 6/15/12	Aaa	—		280,000	9/20/13	109 bp	(29,346)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	—	EUR	115,000	6/20/09	400 bp	(14,432)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	—	EUR	420,000	6/20/09	400 bp	(52,709)

India Government Bond,
5 7/8%, 1/2/10	BBB-	—		$3,410,000	1/11/10	170 bp	88,170

iStar Financial, Inc.,
6%, 12/15/10	Ba3	22,275		330,000	3/20/09	500 bp	(51,784)

Korea Monetary STAB Bond,
5%, 2/14/09	A2	—		1,240,000	2/23/09	105 bp	(546)

Korea Monetary STAB Bond,
5.04%, 1/24/09	A2	—		925,000	2/2/09	130 bp	1,491

Korea Monetary STAB Bond,
5.15%, 2/12/10	A2	—		1,240,000	2/19/10	115 bp	(26,577)

Korea Monetary STAB Bond,
5.45%, 1/23/10	B2	—		480,000	2/1/10	101 bp	(10,376)

Nalco Co., 7.75%, 11/15/11	B1	—		60,000	12/20/12	363 bp	(6,254)

Republic of Argentina, 8.28%, 12/31/33	—	—		187,500	4/20/13	(565 bp)	109,977

Republic of Argentina, 8.28%, 12/31/33	—	—		490,000	8/20/12	(380 bp)	293,792

Republic of Argentina, 8.28%, 12/31/33	—	—		1,755,000	3/20/13	(551 bp)	1,024,097

Republic of Indonesia, 6.75%, 2014	BB-	—		435,000	9/20/16	292 bp	(77,203)

Republic of Peru, 8 3/4%, 11/21/33	Ba1	—		455,000	4/20/17	126 bp	(58,079)

Republic of Turkey, 11 7/8%, 1/15/30	Ba3	—		680,000	6/20/14	195 bp	(65,993)

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		440,000	6/20/14	220 bp	(255,754)

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		215,000	9/20/13	940 bp	(86,659)

Russian Federation, 7 1/2%, 3/31/30	—	—		187,500	4/20/13	(112 bp)	41,214

40

Putnam VT Diversified income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

							Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount		date	fund per annum	(depreciation)

Deutsche Bank AG continued
Russian Federation, 7.5%, 3/31/30	Baa1	$ —		$550,000		8/20/17	86 bp	$(186,444)

Smurfit Kappa Funding, 10 1/8%, 10/1/12	B2	—	EUR	390,000		6/20/09	135 bp	(18,664)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	405,000		9/20/13	715 bp	(98,916)

United Mexican States, 7.5%, 4/8/33	Baa1	—		$1,095,000		3/20/14	56 bp	(118,795)

United Mexican States, 7.5%, 4/8/33	Baa1	—		405,000		4/20/17	66 bp	(64,886)

Virgin Media Finance PLC,
8 3/4%, 4/15/14	B2	—	EUR	375,000		9/20/13	477 bp	(69,500)

Virgin Media Finance PLC,
8 3/4%, 4/15/14	B2	—	EUR	375,000		9/20/13	535 bp	(59,894)

Goldman Sachs International
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—		$325,000		3/20/09	515 bp	(9,259)

DJ ABX HE A Index	CCC	417,474		623,000		1/25/38	369 bp	(180,223)

DJ ABX HE AAA Index	AAA	105,260		1,353,306		7/25/45	18 bp	(165,360)

DJ ABX HE AAA Index	BB+	146,418		623,000		1/25/38	76 bp	(233,533)

DJ CDX NA CMBX AAA Index	AAA	40,233		1,100,000		3/15/49	7 bp	(181,065)

DJ CDX NA HY Series 11
Version 1 Index	—	(703,313)		3,630,000		12/20/13	(500 bp)	22,220

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—		3,280,000		12/20/10	429 bp	(209,751)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—		2,370,000		12/20/10	108.65 bp	(297,980)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—		4,100,000		12/20/10	305 bp	(363,743)

DJ CDX NA IG Series 11 Index	—	(32,932)		1,300,000		12/20/18	(140 bp)	(25,117)

DJ CDX NA IG Series 11 Index	—	(774,149)		15,352,000		12/20/13	(150 bp)	(463,553)

DJ CDX NA IG Series 11 Index	—	(717,235)		15,353,000	(F)	12/20/13	(150 bp)	(389,948)

SEAT Pagine Gialle, S.P.A.,
8%, 4/30/14	B2	—	EUR	350,000		3/20/13	680 bp	(93,284)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	—	EUR	375,000		9/20/13	720 bp	(90,854)

Wind Acquisition Finance SA,
9 3/4%, 12/1/15	B2	—	EUR	350,000		3/20/13	597 bp	4,399

JPMorgan Chase Bank, N.A.
Claire’s Stores, 9 5/8%, 6/1/15	Caa1	—		$50,000		6/20/12	230 bp	(26,492)

Codere Finance (Luxembourg) S.A.,
8.25%, 6/15/15	B+	—	EUR	350,000		3/20/13	795 bp	(84,851)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	155,185		$783,353		5/25/46	11 bp	(75,890)

DJ CDX NA EM Series 10 Index	BB	28,017		485,000		12/20/13	335 bp	(44,282)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—		2,430,000		12/20/10	105.5 bp	(303,864)

DJ CDX NA IG Series 11 Index	—	(104,840)		4,780,000		12/20/13	(150 bp)	(10,640)

DJ CMB NA CMBX AAA Index	—	(49,609)		637,000		2/17/51	(35 bp)	141,273

DJ iTraxx Europe Crossover
Series 8 Version 1	—	(187,066)	EUR	1,400,000		12/20/12	(375 bp)	189,983

Domtar Corp., 7 1/8%, 8/15/15	—	—		$120,000		12/20/11	(500 bp)	7,720

Freeport-McMoRan Copper
& Gold, Inc., bank term loan	—	—		883,300		3/20/12	(85 bp)	74,307

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC-	—		1,330,000		9/20/13	775 bp	(988,013)

iStar Financial, Inc., 6%, 12/15/10	Ba3	22,050		315,000		3/20/09	500 bp	(48,643)

41

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
Jefferson Smurfit Corp.,
7.5%, 6/1/13	Caa1	$ —	$60,000	3/20/13	685 bp	$(37,808)

Republic of Argentina,
8.28%, 12/31/33	B-	—	520,000	6/20/14	235 bp	(341,582)

Republic of Hungary, 4 3/4%, 2/3/15	—	—	495,000	4/20/13	(171.5 bp)	44,606

Republic of Indonesia, 6.75%, 3/10/14	BB-	—	700,000	6/20/17	171.5 bp	(178,146)

Republic of Turkey, 11 7/8%, 1/15/30	Ba3	—	725,000	5/20/17	230 bp	(74,404)

Republic of Turkey, 11 7/8%, 1/15/30	Ba3	—	535,000	5/20/17	244 bp	(50,035)

Republic of Turkey, 11 7/8%, 1/15/30	Ba3	—	175,000	10/20/12	154 bp	(14,784)

Russian Federation, 7 1/2%, 3/31/30	Baa1	—	590,000	5/20/17	60 bp	(206,087)

Russian Federation, 7 1/2%, 3/31/30	Baa1	—	95,000	9/20/13	276 bp	(15,699)

Russian Federation, 7.5%, 3/31/30	Baa1	—	825,000	8/20/12	65 bp	(177,639)

Russian Federation, 7.5%, 3/31/30	Baa1	—	550,000	8/20/17	85 bp	(186,772)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—	170,000	6/20/13	595 bp	(45,611)

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	AAA	823,866	9,588,000	2/17/51	35 bp	(2,049,248)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	—	—	900,000	6/20/12	(150 bp)	93,909

D.R. Horton Inc., 7 7/8%, 8/15/11	—	—	615,000	9/20/11	(426 bp)	24,936

Pulte Homes Inc., 5.25%, 1/15/14	—	—	575,000	9/20/11	(482 bp)	(19,354)

Merrill Lynch International
Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—	1,182,000	9/20/12	(128 bp)	94,861

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—	350,000	6/20/09	190 bp	(33,420)

Bombardier, Inc, 6 3/4%, 5/1/12	—	—	450,000	6/20/12	(114 bp)	51,330

Bundesrepublik Deutschland,
6%, 6/20/16	Aaa	—	2,417,000	6/20/18	8 bp	(88,094)

DJ ABX CMBX AAA Index	AAA	216,739	3,045,000	3/15/49	7 bp	(397,796)

DJ ABX CMBX BBB Index	—	40	55,165	10/12/52	(134 bp)	35,578

DJ CDX NA IG Series 11 Index	—	(253,213)	9,890,000	12/20/18	(140 bp)	(193,763)

DJ CMB NA CMBX AAA Index	AAA	122,238	1,019,000	12/13/49	8 bp	(181,470)

DJ CMB NA CMBX AAA Index	AAA	2,782,960	25,644,500	2/17/51	35 bp	(4,930,973)

Dominican Republic, 8 5/8%, 4/20/27	—	—	850,000	11/20/11	(170 bp)	252,600

Freeport-McMoRan Copper
& Gold, Inc., bank term loan	Baa3	—	884,900	3/20/12	44 bp	(84,488)

Nalco Co., 7.75%, 11/15/11	B1	—	65,000	9/20/12	330 bp	(7,184)

Nalco Co., 7.75%, 11/15/11	B1	—	95,000	3/20/13	460 bp	(8,186)

Republic of Austria, 5 1/4%, 1/4/11	—	—	2,417,000	6/20/18	(17 bp)	239,821

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—	680,000	10/12/12	339 bp	(342,302)

UBS, AG
Meritage Homes Corp., 7%, 5/1/14	—	—	90,000	9/20/13	(760 bp)	8,956

Total						$(18,650,808)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

42

Putnam VT Diversified income Fund

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

		Other
	Investments in	financial
	securities	instruments

Level 1	$58,560,787	$(5,040,150)
Level 2	359,645,173	(43,616,387)
Level 3	1,519,221	—

Total	$419,725,181	$(48,656,537)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of December 31, 2008:

		Other
	Investments in	financial
	securities	instruments

Balance as of December 31, 2007	$94,703	$—
Accrued discounts/premiums	19,924	—
Realized gain/loss	(1,514,443)	—
Change in net unrealized
appreciation (depreciation)	1,009,409	—
Net purchases/sales	993,074	—
Net transfers in and/or out
of Level 3	916,554	—

Balance as of December 31, 2008	$1,519,221	$—

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
43

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities
Investments in
December 31, 2008
Putnam VT
Diversified
Income
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$419,725,181
Cash	963,348
Dividends, interest, and other receivables	4,530,909
Receivable for shares of the fund sold	44,726
Receivable for securities sold	7,529,395
Receivable for sales of delayed delivery securities (Notes 1, 6, and 7)	46,703,790
Receivable for open forward currency contracts (Note 1)	1,516,235
Receivable for closed forward currency contracts (Note 1)	2,112,747
Unrealized appreciation on swap contracts (Note 1)	99,211,292
Receivable for closed swap contracts (Note 1)	15,187,081
Premiums paid on swap contracts (Note 1)	3,885,582
Receivable for variation margin (Note 1)	704,134

Total assets	602,114,420

Liabilities
Payable to custodian (Note 2)	198,719
Payable for securities purchased	4,901,344
Payable for purchases of delayed delivery securities (Notes 1, 6, and 7)	71,940,326
Payable for shares of the fund repurchased	158,527
Payable for compensation of Manager (Note 2)	449,984
Payable for investor servicing fees (Note 2)	7,761
Payable for custodian fees (Note 2)	33,371
Payable for Trustee compensation and expenses (Note 2)	94,735
Payable for administrative services (Note 2)	1,730
Payable for distribution fees (Note 2)	34,278
Payable for open forward currency contracts (Note 1)	1,644,616
Payable for closed forward currency contracts (Note 1)	2,351,829
Payable for receivable purchase agreement (Note 2)	167,141
Unrealized depreciation on swap contracts (Note 1)	136,386,044
Payable for closed swap contracts (Note 1)	11,424,828
Premiums received on swap contracts (Note 1)	24,750,283
TBA sale commitments, at value (Note 1)	33,746,016
Written options outstanding, at value (Notes 1 and 3)	12,350,671
Other accrued expenses	70,355

Total liabilities	300,712,558

Net assets	$301,401,862

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$510,720,411
Undistributed net investment income (loss) (Note 1)	39,645,897
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(129,507,355)
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies	(119,457,091)

Total — Representing net assets applicable to capital
shares outstanding	$301,401,862

(Continued on next page)

44

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
Putnam VT
Diversified
Income
Fund

Computation of net asset value Class IA
Net Assets	$127,770,261
Number of shares outstanding	22,347,374
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$5.72
Computation of net asset value Class IB
Net Assets	$173,631,601
Number of shares outstanding	30,568,637
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$5.68

Cost of investments (Note 1):
Unaffiliated issuers	$490,688,350
Proceeds receivable on TBA sale commitments (Note 1)	33,695,742
Premiums received on written options (Notes 1 and 3)	6,087,691

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
45

PUTNAM VARIABLE TRUST

Statement of Operations

Year ended December 31, 2008
Putnam VT
Diversified
Income
Fund

Investment income
Dividends	$4,687
Interest —unaffiliated issuers	27,585,131
Interest —affiliated issuers (Note 5)	194,969
Securities lending	15,620
Less: foreign taxes withheld	(68,854)

Total investment income	27,731,553

Expenses
Compensation of Manager (Note 2)	2,855,867
Investor servicing fees (Note 2)	123,344
Custodian fees (Note 2)	100,643
Trustee compensation and expenses (Note 2)	36,136
Administrative services (Note 2)	26,258
Distribution fees — class IB (Note 2)	522,128
Auditing	197,014
Legal	49,897
Other	160,607
Fees waived and reimbursed by Manager (Notes 2 and 5)	(512,860)

Total expenses	3,559,034

Expense reduction (Note 2)	(55,846)
Net expenses	3,503,188

Net investment income (loss)	24,228,365

Net realized gain (loss) on investments (Notes 1 and 3)	5,639,892
Net increase from payments by affiliates (Note 2)	2,604
Net realized gain (loss) on futures contracts (Note 1)	(17,557,351)
Net realized gain (loss) on swap contracts (Note 1)	(15,547,543)
Net realized gain (loss) on written options (Notes 1 and 3)	3,675,973
Net realized gain (loss) on foreign currency transactions (Note 1)	(1,381,985)
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the year	(277,930)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	(136,346,593)

Net gain (loss) on investments	(161,792,933)

Net increase (decrease) in net assets resulting
from operations	$(137,564,568)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
46

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	Diversified Income Fund
	Year ended
	December 31	December 31
	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$24,228,365	$24,684,603
Net realized gain (loss) on investments and
foreign currency transactions	(25,168,410)	(8,224,980)
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(136,624,523)	3,251,536

Net increase (decrease) in net assets
resulting from operations	(137,564,568)	19,711,159

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(13,071,030)	(14,181,956)
Class IB	(12,116,691)	(9,736,427)
Increase in capital from settlement payments (Note 8)	13,092	—
Increase (decrease) from capital share
transactions (Note 4)	(9,647,811)	(1,817,389)

Total increase (decrease) in net assets	(172,387,008)	(6,024,613)
Net assets:
Beginning of year	473,788,870	479,813,483

End of year	$301,401,862	$473,788,870

Undistributed net investment income (loss),
end of year	$39,645,897	$20,885,772

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
47

PUTNAM VARIABLETRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Diversified Income Fund (Class IA)
December 31, 2008	$8.81	.47	(3.07)	(2.60)	(.49)	—	—	(.49)	—(e,n)	$5.72	(31.07)	$127,770.74		6.19	198.09(f)
December 31, 2007	8.89	.46	(.09)	.37	(.45)	—	—	(.45)	—	8.81	4.31	248,629.75		5.25	78.65(f)
December 31, 2006	8.86	.44	.11	.55	(.52)	—	—	(.52)	—	8.89	6.60	291,212.76		5.12	87.14(f)
December 31, 2005	9.27	.44	(.16)	.28	(.69)	—	—	(.69)	—	8.86	3.28	348,430.79		4.96	115.07(f)
December 31, 2004	9.32	.51	.33	.84	(.89)	—	—	(.89)	—	9.27	9.58	409,381.80		5.68	79.07

Putnam VT Diversified Income Fund (Class IB)
December 31, 2008	$8.70	.43	(2.98)	(2.55)	(.47)	—	—	(.47)	—(e,n)	$5.68	(30.82)	$173,632.99		5.71	198.09(f)
December 31, 2007	8.78	.43	(.08)	.35	(.43)	—	—	(.43)	—	8.70	4.13	225,160	1.00	5.02	78.65(f)
December 31, 2006	8.76	.42	.10	.52	(.50)	—	—	(.50)	—	8.78	6.29	188,602	1.01	4.86	87.14(f)
December 31, 2005	9.17	.41	(.15)	.26	(.67)	—	—	(.67)	—	8.76	3.05	160,295	1.04	4.70	115.07(f)
December 31, 2004	9.24	.48	.32	.80	(.87)	—	—	(.87)	—	9.17	9.20	149,586	1.05	5.41	79.07

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements (Note 2).

(e) Amount represents less than $0.01 per share.

(f ) Portfolio turnover excludes dollar roll transactions.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

December 31, 2008	0.13%

December 31, 2007	0.08

December 31, 2006	0.09

December 31, 2005	0.03

December 31, 2004	0.03

(n) Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 of the fund’s weighted average number of shares outstanding for the year ended December 31, 2008 (Note 8).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
48	49

PUTNAM VARIABLETRUST

Notes to Financial Statements
December 31, 2008

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT Diversified Income Fund (the “fund”), is a series of Putnam Variable Trust (the “Trust”), a Massa-chusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income as Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by allocating its investments across all sectors of the global bond markets and across the credit spectrum. The fund may invest in higher yielding, lower rated bonds that have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such

50

markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

51

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the coun-terparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

52

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other finan-cial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

J) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

53

K) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

L) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been final-ized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed

54

delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At December 31, 2008, the fund had no securities out on loan.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2008, the fund had a capital loss carryover of $125,238,281 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration

$35,797,191	December 31, 2009
39,497,485	December 31, 2010
888,100	December 31, 2013
10,290,691	December 31, 2015
38,764,814	December 31, 2016

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital

55

gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of foreign currency gains and losses, the expiration of a capital loss carryover, unrealized and realized gains and losses on certain futures contracts, income on swap contracts, and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2008, the fund reclassified $19,719,481 to increase undistributed net investment income and $17,899,862 to decrease paid-in-capital, with an increase to accumulated net realized losses of $1,819,619.

The tax basis components of distributable earnings and the federal tax cost as of December 31, 2008 were as follows:

Unrealized appreciation	$15,647,070
Unrealized depreciation	(95,773,130)

Net unrealized depreciation	(80,126,060)
Undistributed ordinary income	25,635,766
Capital loss carryforward	(125,238,281)
Cost for federal income tax purposes	$499,851,241

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At December 31, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 84.8% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the year ended December 31, 2008, Putnam Management waived $506,523 of its management fee from the fund.

Putnam Investments Limited (“PIL”), an affiliate of Put-nam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $2,604 for a trading error which occurred during the period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

56

On September 26, 2008, the fund entered into an Agreement with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $648,551 in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to Lehman Brothers Special Financing, Inc. which is included in the Statement of assets and liabilities within Payable for securities purchased. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreement will be recorded as realized gain or loss.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund through December 31, 2008. Subsequent to December 31, 2008, these services were provided by Putnam Investor Services, Inc., another affiliate of Putnam Management. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the year ended December 31, 2008, the amounts incurred for investor servicing agent functions provided by PFTC are included in Investor servicing fees in the Statement of operations.

Under the custodian contract between the fund and State Street, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At December 31, 2008, the payable to the custodian bank represents the amount due for cash advanced for the settlement of securities purchased.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the year ended December 31, 2008, the fund’s expenses were reduced by $55,846 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $397, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning

57

the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Put-nam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2008, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $784,079,491 and $787,812,245, respectively. Purchases and sales of U.S. government securities aggregated $41,114,394 and $121,652,774, respectively.

Written option transactions during the year ended December 31, 2008 are summarized as follows:

		Contract Amounts	Premiums Received

Written options outstanding at beginning of year	USD	449,994,000	$9,628,740
	EUR	4,020,000	$163,663

Options opened	USD	365,550,000	11,086,485
	EUR	—	—
Options exercised	USD	—	—
	EUR	—	—
Options expired	USD	(337,982,000)	(6,863,272)
	EUR	—	—
Options closed	USD	(335,325,000)	(7,764,262)
	EUR	(4,020,000)	(163,663)

Written options outstanding at end of year	USD	142,237,000	$6,087,691
	EUR	—	$—

58

NOTE 4
CAPITAL SHARES

At December 31, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Diversified Income Fund Class IA
Shares sold	147,290	$1,187,308	622,192	$5,457,266
Shares issued in connection with reinvestment of distributions	1,640,029	13,071,030	1,656,771	14,181,956

	1,787,319	14,258,338	2,278,963	19,639,222
Shares repurchased	(7,675,231)	(57,921,053)	(6,805,699)	(59,307,236)

Net decrease	(5,887,912)	$(43,662,715)	(4,526,736)	$(39,668,014)

Putnam VT Diversified Income Fund Class IB
Shares sold	8,316,704	$61,352,339	7,156,861	$61,674,199
Shares issued in connection with reinvestment of distributions	1,535,702	12,116,691	1,149,519	9,736,427

	9,852,406	73,469,030	8,306,380	71,410,626
Shares repurchased	(5,163,478)	(39,454,126)	(3,903,885)	(33,560,001)

Net increase	4,688,928	$34,014,904	4,402,495	$37,850,625

NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY MARKET FUND

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the year ended December 31, 2008, management fees paid were reduced by $6,337 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund were recorded as interest income in the Statement of operations and totaled $194,969 for the year ended December 31, 2008. During the year ended December 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $137,411,863 and $147,260,453, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

NOTE 6
SENIOR LOAN COMMITMENTS

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its

59

obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7
UNFUNDED LOAN COMMITMENTS

As of December 31, 2008, the fund had unfunded loan commitments of $41,396, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded Commitments

Community Health Systems, Inc.	$13,517
Golden Nugget, Inc.	27,879

Total	$ 41,396

NOTE 8
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters. In August 2008, the fund received a payment from Putnam Management, in the amount of $13,092, related to restitution payments in connection with a distribution plan approved by the SEC. This amount is reported as Increase in capital from settlement payments on the Statement of changes in net assets.

NOTE 9
NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

NOTE 10
MARKET AND CREDIT RISK

In the normal course of business the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

60

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds
December 31, 2008

Jameson A. Baxter (Born 1943), Trustee since 1994, Vice Chairman since 2005

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., and the Mutual Fund Directors Forum. Until 2007, she was a Director of Banta Corporation (a printing and supply chain management company), Ryerson, Inc. (a metals service corporation), and Advocate Health Care. Until 2004, she was a Director of BoardSource (formerly the National Center for Nonprofit Boards); and until 2002, she was a Director of Intermatic Corporation (a manufacturer of energy control products). She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years.

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President of and Consultant to First Boston Corporation and Vice President and Principal of the Regency Group. She is a graduate of Mount Holyoke College.

Charles B. Curtis (Born 1940), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues), and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and serves as Director of Edison International and Southern California Edison. Until 2006, Mr. Curtis served as a member of the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson LLP, an international law firm headquartered in Washington, D.C. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy and Under Secretary of the U.S. Department of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

Robert J. Darretta (Born 1946), Trustee since 2007

Mr. Darretta serves as Director of UnitedHealth Group, a diversified health-care company.

Until April 2007, Mr. Darretta was Vice Chairman of the Board of Directors of Johnson & Johnson, one of the world’s largest and most broadly based health-care companies. Prior to 2007, he had responsibility for Johnson & Johnson’s finance, investor relations, information technology, and procurement function. He served as Johnson & Johnson Chief Financial Officer for a decade, prior to which he spent two years as Treasurer of the corporation and over ten years leading various Johnson & Johnson operating companies.

Mr. Darretta received a B.S. in Economics from Villanova University.

Myra R. Drucker (Born 1948), Trustee since 2004

Ms. Drucker is Chair of the Board of Trustees of Commonfund (a not-for-profit firm specializing in managing assets for educational endowments and foundations), Vice Chair of the Board of Trustees of Sarah Lawrence College, and a member of the Investment Committee of the Kresge Foundation (a charitable trust). She is also a Director of Interactive Data Corporation (a provider of financial market data and analytics to financial institutions and investors).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years. She serves as an advisor to RCM Capital Management (an investment management firm) and to the Employee Benefits Investment Committee of The Boeing Company (an aerospace firm).

From November 2001 until August 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. From December 1992 to November 2001, Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a document company). Prior to December 1992, Ms. Drucker was Staff Vice President and Director of Trust Investments for International Paper (a paper and packaging company).

Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics, and portfolio theory at Temple University.

61

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Charles E. Haldeman, Jr.* (Born 1948), Trustee since 2004 and President of the Funds since 2007

Mr. Haldeman is Chairman of Putnam Investment Management, LLC and President of the Putnam Funds. Prior to July 2008, he was President and Chief Executive Officer of Putnam, LLC (“Putnam Investments”). Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments’ Investment Division.

Prior to joining Putnam in 2002, he held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President and Chief Operating Officer of United Asset Management. Mr. Haldeman was also a Partner and Director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves on the Board of Governors of the Investment Company Institute and as Chair of the Board of Trustees of Dartmouth College. He also serves on the Partners HealthCare Investment Committee, the Tuck School of Business Overseers, and the Harvard Business School Board of Dean’s Advisors. He is a graduate of Dartmouth College, Harvard Law School, and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

John A. Hill (Born 1942), Trustee since 1985 and Chairman since 2000

Mr. Hill is founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm specializing in the worldwide energy industry, with offices in Greenwich, Connecticut; Houston, Texas; London, England; and Shanghai, China. The firm’s investments on behalf of some of the nation’s largest pension and endowment funds are currently concentrated in 26 companies with annual revenues in excess of $13 billion, which employ over 100,000 people in 23 countries.

Mr. Hill is Chairman of the Board of Trustees of the Putnam Mutual Funds, a Director of Devon Energy Corporation and various private companies owned by First Reserve, and serves as a Trustee of Sarah Lawrence College where he chairs the Investment Committee.

Prior to forming First Reserve in 1983, Mr. Hill served as President of F. Eberstadt and Company, an investment banking and investment management firm. Between 1969 and 1976, Mr. Hill held various senior positions in Washington, D.C. with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Administrator of the Federal Energy Administration during the Ford Administration.

Born and raised in Midland, Texas, he received his B.A. in Economics from Southern Methodist University and pursued graduate studies as a Woodrow Wilson Fellow.

Paul L. Joskow (Born 1947), Trustee since 1997

Dr. Joskow is an economist and President of the Alfred P. Sloan Foundation (a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance). He is on leave from his position as the Elizabeth and James Killian Professor of Economics and Management at the Massachusetts Institute of Technology (MIT), where he has been on the faculty since 1972. Dr. Joskow was the Director of the Center for Energy and Environmental Policy Research at MIT from 1999 through 2007.

Dr. Joskow serves as a Trustee of Yale University, as a Director of TransCanada Corporation (an energy company focused on natural gas transmission and power services) and of Exelon Corporation (an energy company focused on power services), and as a member of the Board of Overseers of the Boston Symphony Orchestra. Prior to August 2007, he served as a Director of National Grid (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure). Prior to July 2006, he served as President of the Yale University Council. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution). Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published six books and numerous articles on industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition, and privatization policies — serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and MPhil from Yale University and a B.A. from Cornell University.

62

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Elizabeth T. Kennan (Born 1938), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. She is a Trustee of the National Trust for Historic Preservation, of Centre College, and of Midway College in Midway, Kentucky. Until 2006, she was a member of The Trustees of Reservations. Prior to 2001, Dr. Kennan served on the oversight committee of the Folger Shakespeare Library. Prior to June 2005, she was a Director of Talbots, Inc., and she has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance, and Kentucky Home Life Insurance. Dr. Kennan has also served as President of Five Colleges Incorporated and as a Trustee of Notre Dame University, and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history, and published numerous articles and two books. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda’s College at Oxford University, and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

Kenneth R. Leibler (Born 1949), Trustee since 2006

Mr. Leibler is a founder and former Chairman of the Boston Options Exchange, an electronic marketplace for the trading of derivative securities.

Mr. Leibler currently serves as a Trustee of Beth Israel Deaconess Hospital in Boston. He is also Lead Director of Ruder Finn Group, a global communications and advertising firm, and a Director of Northeast Utilities, which operates New England’s largest energy delivery system. Prior to December 2006, he served as a Director of the Optimum Funds group. Prior to October 2006, he served as a Director of ISO New England, the organization responsible for the operation of the electric generation system in the New England states. Prior to 2000, Mr. Leibler was a Director of the Investment Company Institute in Washington, D.C.

Prior to January 2005, Mr. Leibler served as Chairman and Chief Executive Officer of the Boston Stock Exchange. Prior to January 2000, he served as President and Chief Executive Officer of Liberty Financial Companies, a publicly traded diversified asset management organization. Prior to June 1990, Mr. Leibler served as President and Chief Operating Officer of the American Stock Exchange (AMEX), and at the time was the youngest person in AMEX history to hold the title of President. Prior to serving as AMEX President, he held the position of Chief Financial Officer, and headed its management and marketing operations. Mr. Leibler graduated magna cum laude with a degree in Economics from Syracuse University, where he was elected Phi Beta Kappa.

Robert E. Patterson (Born 1945), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, LP and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, Mr. Patterson was President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government, and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

George Putnam, III (Born 1951), Trustee since 1984

Mr. Putnam is Chairman of New Generation Research, Inc. (a publisher of financial advisory and other research services), and President of New Generation Advisers, Inc. (a registered investment adviser to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark’s School and a Trustee of the Marine Biological Laboratory in Woods Hole, Massachusetts. Until 2006, he was a Trustee of Shore Country Day School, and until 2002, was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School, and Harvard Law School.

63

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Robert L. Reynolds* (Born 1952), Trustee since 2008

Mr. Reynolds is President and Chief Executive Officer of Putnam Investments, and a member of Putnam Investments’ Executive Board of Directors. He has more than 30 years of investment and financial services experience.

Prior to joining Putnam Investments in 2008, Mr. Reynolds was Vice Chairman and Chief Operating Officer of Fidelity Investments from 2000 to 2007. During this time, he served on the Board of Directors for FMR Corporation, Fidelity Investments Insurance Ltd., Fidelity Investments Canada Ltd., and Fidelity Management Trust Company. He was also a Trustee of the Fidelity Family of Funds. From 1984 to 2000, Mr. Reynolds served in a number of increasingly responsible leadership roles at Fidelity.

Mr. Reynolds serves on several not-for-profit boards, including those of the West Virginia University Foundation, Concord Museum, Dana-Farber Cancer Institute, Lahey Clinic, and Initiative for a Competitive Inner City in Boston. He is a member of the Chief Executives Club of Boston, the National Innovation Initiative, and the Council on Competitiveness.

Mr. Reynolds received a B.S. in Business Administration/Finance from West Virginia University.

Richard B. Worley (Born 1945), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves as a Trustee of the University of Pennsylvania Medical Center, The Robert Wood Johnson Foundation (a philanthropic organization devoted to health-care issues), and the National Constitution Center. He is also a Director of The Colonial Williamsburg Foundation (a historical preservation organization), and the Philadelphia Orchestra Association. Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as President, Chief Executive Officer, and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm that was acquired by Morgan Stanley in 1996.

Mr. Worley holds a B.S. degree from the University of Tennessee and pursued graduate studies in economics at the University of Texas.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2008, there were 103 Putnam funds. All Trustees serve as Trustees of all Putnam funds. Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustee who is an“interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. Mr. Reynolds is President and Chief Executive Officer of Putnam Investments. Mr. Haldeman is the President of your fund and each of the other Putnam funds and Chairman of Putnam Investment Management, LLC, and prior to July 2008 was President and Chief Executive Officer of Putnam Investments.

64

PUTNAM VARIABLE TRUST

Officers of the Putnam Funds
December 31, 2008

In addition to Charles E. Haldeman, Jr., the other officers of the fund are shown below:

Charles E. Porter (Born 1938)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Associate	Vice President and Chief Legal Officer
Treasurer, and Compliance Liaison	Since 2004
Since 1989
Senior Managing Director, Putnam Investments, Putnam Manage-
Jonathan S. Horwitz (Born 1955)	ment and Putnam Retail Management. Prior to 2004, General
Senior Vice President and Treasurer	Counsel, State Street Research & Management Company
Since 2004
Robert R. Leveille (Born 1969)
Prior to 2004, Managing Director, Putnam Investments	Vice President and Chief Compliance Officer
Since 2007
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Managing Director, Putnam Investments, Putnam Management,
Since 2002	and Putnam Retail Management. Prior to 2004, member of Bell
Boyd & Lloyd LLC. Prior to 2003, Vice President and Senior
Senior Managing Director, Putnam Investments	Counsel, Liberty Funds Group LLC

Janet C. Smith (Born 1965)	Mark C. Trenchard (Born 1962)
Vice President, Principal Accounting Officer	Vice President and BSA Compliance Officer
and Assistant Treasurer	Since 2002
Since 2007
Managing Director, Putnam Investments
Managing Director, Putnam Investments
and Putnam Management	Judith Cohen (Born 1945)
Vice President, Clerk and Assistant Treasurer
Susan G. Malloy (Born 1957)	Since 1993
Vice President and Assistant Treasurer
Since 2007	Wanda M. McManus (Born 1947)
Vice President, Senior Associate Treasurer and Assistant Clerk
Managing Director, Putnam Investments	Since 2005
Senior Associate Treasurer/Assistant Clerk of Funds
Beth S. Mazor (Born 1958)
Nancy E. Florek (Born 1957)
Vice President	Vice President, Assistant Clerk, Assistant Treasurer
Since 2002	and Proxy Manager

Managing Director, Putnam Investments	Since 2005
Manager, Mutual Fund Proxy Voting
James P. Pappas (Born 1953)
Vice President
Since 2004

Managing Director, Putnam Investments and Putnam Manage-
ment. During 2002, Chief Operating Officer, Atalanta/Sosnoff
Management Corporation

The address of each Officer is One Post Office Square, Boston, MA 02109.

65

THIS PAGE LEFT BLANK INTENTIONALLY

66

THIS PAGE LEFT BLANK INTENTIONALLY

67

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Charles B. Curtis
	Boston, MA 02266-8383	Robert J. Darretta
Investment Sub-Manager	1-800-225-1581	Myra R. Drucker
Putnam Investments Limited		Charles E. Haldeman, Jr.
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109	Independent Registered	Richard B. Worley
Public Accounting Firm
PricewaterhouseCoopers LLP

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust’s policies, charges, and other matters of interest for the prospective investor.

The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

255464 2/09

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill and Mr. Darretta meets the financial literacy requirements of the New York Stock Exchange's rules and qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his pertinent experience and education. Certain other Trustees, although not on the Audit and Compliance Committee, would also qualify as "audit committee financial experts." The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2008	$179,819	$--	$18,674	$561*

December 31, 2007	$119,906	$56	$7,629	$261*

* Includes fees of $561 and $261 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2008 and December 31, 2007, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2008 and December 31, 2007, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $190,781 and $83,575 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2008	$ -	$ 73,000	$ -	$ -

December 31, 2007	$ -	$ 21,129	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable Item

11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: February 27, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 27, 2009